UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period: August 31, 2024

Updated June 27, 2024

Item 1. Reports to Stockholders.

SoFi Next 500 ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2024 SoFi Next 500 ETF Ticker: SFYX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Next 500 ETF (the "Fund") for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Next 500 ETF	$0	0.00%

Key Fund Statistics

(as of August 31, 2024 )

Fund Size (Thousands)	$93,395
Number of Holdings	498
Portfolio Turnover	22%

Security Type (% of net assets)

Financial
21.7%
Consumer, Non-cyclical
19.0%
Industrial
18.8%
Consumer, Cyclical
14.6%
Technology
12.2%
Energy
5.3%
Communications
4.1%
Basic Materials
2.1%
Utilities
2.0%
Cash & Cash Equivalents
0.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

What did the Fund invest in?

(as of August 31, 2024 )

Top Ten Holdings	(% of net assets)
Dynatrace, Inc.	0.87
Blue Owl Capital, Inc. - Class A	0.79
TechnipFMC PLC	0.76
Nutanix, Inc. - Class A	0.76
Pure Storage, Inc. - Class A	0.76
FTAI Aviation Ltd.	0.69
Regal Rexnord Corp.	0.64
Molson Coors Brewing Co. - Class B	0.62
Interactive Brokers Group, Inc. - Class A	0.61
Kimco Realty Corp.	0.59

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.06% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. In addition, the Adviser has voluntarily agreed to waive its full Management Fees through January 31, 2025. The additional voluntary fee waiver may fluctuate or be discontinued by the Adviser at any time with prior notice to shareholders; however, the Adviser currently anticipates maintaining the waiver through January 31, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/.

SoFi Social 50 ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2024 SoFi Social 50 ETF Ticker: SFYF (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Social 50 ETF (the "Fund") for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Social 50 ETF	$16	0.29%

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Thousands)	$17,473
Number of Holdings	51
Portfolio Turnover	26%

Security Type (% of net assets)

Technology
31.9%
Consumer, Cyclical
27.9%
Communications
23.2%
Financial
9.5%
Consumer, Non-cyclical
5.6%
Energy
1.0%
Industrial
0.7%
Cash & Cash Equivalents
0.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

What did the Fund invest in?

(as of August 31, 2024)

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	10.13
Tesla, Inc.	9.16
Palantir Technologies, Inc. - Class A	5.17
Microsoft Corp.	4.89
Amazon.com, Inc.	4.81
Apple, Inc.	4.80
Meta Platforms, Inc. - Class A	4.71
Alphabet, Inc. - Class A	4.54
Berkshire Hathaway, Inc. - Class B	3.90
Rivian Automotive, Inc. - Class A	3.85

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/.

SoFi Enhanced Yield ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2024 SoFi Enhanced Yield ETF Ticker: THTA (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Enhanced Yield ETF	$29	0.58%

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Thousands)	$39,078
Number of Holdings	8
Portfolio Turnover	270%

Security Type (% of total investments)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of August 31, 2024)

Top Holdings	(% of net assets)
United States Treasury Note/Bond - 3.88%, 03/31/2025	36.09
United States Treasury Note/Bond - 4.50%, 11/30/2024	35.41
United States Treasury Note/Bond - 3.00%, 07/15/2025	29.29
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $6,150.00	7.67
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $4,880.00	0.11

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/.

SoFi Select 500 ETF Tailored Shareholder Report

semi-annual Shareholder Report August 31, 2024 SoFi Select 500 ETF Ticker: SFY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.sofi.com/invest/etfs/. You can also request this information by contacting us at (877) 358-0096 or by contacting the Fund at SoFi ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Select 500 ETF	$0	0.00%

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Thousands)	$852,911
Number of Holdings	502
Portfolio Turnover	12%

Security Type (% of net assets)

Technology
35.0%
Communications
18.2%
Financial
15.6%
Consumer, Non-cyclical
14.6%
Consumer, Cyclical
6.2%
Industrial
5.5%
Energy
2.0%
Utilities
1.5%
Basic Materials
1.2%
Cash & Cash Equivalents
0.2%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending and liabilities in excess of other assets.

What did the Fund invest in?

(as of August 31, 2024)

Top Ten Holdings	(% of net assets)
NVIDIA Corp.	15.1
Amazon.com, Inc.	8.3
Microsoft Corp.	4.6
Apple, Inc.	4.2
Meta Platforms, Inc. - Class A	2.6
Berkshire Hathaway, Inc. - Class B	1.9
JPMorgan Chase & Co.	1.8
Eli Lilly & Co.	1.7
Broadcom, Inc.	1.4
Alphabet, Inc. - Class A	1.3

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Tidal Investments LLC (the ''Adviser'') has contractually agreed to waive a portion of its Management Fees for the Fund until at least June 30, 2025, such that Management Fees do not exceed 0.05% of the Fund’s average daily net assets. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This agreement may not be terminated by the Adviser without the consent of the Board of Trustees. In addition, the Adviser has voluntarily agreed to waive its full Management Fees through January 31, 2025. The additional voluntary fee waiver may fluctuate or be discontinued by the Adviser at any time with prior notice to shareholders; however, the Adviser currently anticipates maintaining the waiver through January 31, 2025.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sofi.com/invest/etfs/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

 1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
August 31, 2024 (Unaudited)

Tidal ETF Trust
SoFi Select 500 ETF	| SFY	| NYSE Arca, Inc.
SoFi Next 500 ETF	| SFYX	| NYSE Arca, Inc.
SoFi Social 50 ETF	| SFYF	| NYSE Arca, Inc.
SoFi Enhanced Yield ETF	| THTA	| NYSE Arca, Inc.

SoFi ETFs

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc. (a)	2,131	$214,016
The Trade Desk, Inc. - Class A (b)	10,145	1,060,457
		1,274,473

Aerospace & Defense - 1.8%
General Dynamics Corp.	3,244	971,124
General Electric Co.	31,858	5,563,044
Howmet Aerospace, Inc.	6,001	580,057
L3Harris Technologies, Inc.	2,763	653,919
Lockheed Martin Corp.	2,644	1,502,056
Northrop Grumman Corp.	1,591	832,427
RTX Corp.	17,032	2,100,727
The Boeing Co. (b)	12,097	2,101,733
TransDigm Group, Inc.	957	1,314,162
		15,619,249

Agriculture - 0.4%
Altria Group, Inc.	17,988	967,215
Archer-Daniels-Midland Co.	4,519	275,614
Bunge Global SA	1,239	125,610
Philip Morris International, Inc.	18,801	2,317,975
		3,686,414

Airlines - 0.1%
Delta Air Lines, Inc.	11,999	509,838
Southwest Airlines Co. (a)	9,400	271,848
United Airlines Holdings, Inc. (b)	6,878	302,907
		1,084,593

Apparel - 0.2%
Deckers Outdoor Corp. (b)	376	360,693
Nike, Inc. - Class B (a)	13,311	1,109,073
		1,469,766

Auto Manufacturers - 1.3%
Cummins, Inc.	2,789	872,539
Ford Motor Co.	85,658	958,513
General Motors Co.	13,037	648,982
PACCAR, Inc.	8,944	860,234
Tesla, Inc. (b)	34,767	7,443,962
		10,784,230

Banks - 5.7%
Bank of America Corp.	175,443	7,149,302
Citigroup, Inc.	44,504	2,787,731
Citizens Financial Group, Inc.	7,366	317,106
Fifth Third Bancorp	11,529	492,173
First Citizens BancShares, Inc. - Class A (a)	634	1,287,464
Huntington Bancshares, Inc.	26,853	401,989

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

JPMorgan Chase & Co.	68,134	15,316,523
KeyCorp	15,284	260,745
M&T Bank Corp.	3,772	649,199
Morgan Stanley	35,507	3,678,880
Northern Trust Corp.	5,064	461,887
Regions Financial Corp. (a)	12,656	296,404
State Street Corp.	6,340	552,214
The Bank of New York Mellon Corp.	19,065	1,300,614
The Goldman Sachs Group, Inc.	7,920	4,041,180
The PNC Financial Services Group, Inc.	7,186	1,330,057
Truist Financial Corp.	34,628	1,539,561
U.S. Bancorp	33,210	1,568,508
Wells Fargo & Co.	80,601	4,712,741
		48,144,278

Beverages - 1.1%
Brown-Forman Corp. - Class B (a)	3,426	156,191
Constellation Brands, Inc. - Class A	6,765	1,628,403
Keurig Dr Pepper, Inc.	15,753	576,717
Monster Beverage Corp. (b)	14,355	676,551
PepsiCo, Inc.	15,504	2,680,332
The Coca-Cola Co.	47,710	3,457,544
		9,175,738

Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (b)	3,414	896,824
Amgen, Inc.	6,252	2,087,105
Biogen, Inc. (b)	1,329	272,126
BioMarin Pharmaceutical, Inc. (b)	3,679	335,562
Corteva, Inc.	7,946	455,306
Gilead Sciences, Inc.	14,489	1,144,631
GRAIL, Inc. (b)	330	4,656
Illumina, Inc. (b)	2,011	264,245
Incyte Corp. (b)	3,453	226,724
Moderna, Inc. (b)	2,289	177,169
Regeneron Pharmaceuticals, Inc. (b)	1,255	1,486,786
Royalty Pharma PLC - Class A	16,651	483,378
Vertex Pharmaceuticals, Inc. (b)	3,274	1,623,544
		9,458,056

Building Materials - 0.5%
Builders FirstSource, Inc. (b)	864	150,336
Carrier Global Corp.	9,575	696,869
CRH PLC	8,329	756,023
Johnson Controls International PLC	8,950	652,008
Martin Marietta Materials, Inc.	827	441,750
Masco Corp.	2,108	167,713
Trane Technologies PLC	2,626	949,719
Vulcan Materials Co.	1,687	413,669
		4,228,087

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Chemicals - 0.9%
Air Products and Chemicals, Inc.	2,132	594,508
Albemarle Corp. (a)	1,625	146,656
Celanese Corp.	1,290	168,474
CF Industries Holdings, Inc.	1,208	100,373
Dow, Inc.	7,119	381,436
DuPont de Nemours, Inc.	4,690	395,132
Eastman Chemical Co.	1,045	106,977
Ecolab, Inc.	3,483	881,826
International Flavors & Fragrances, Inc.	2,612	271,622
Linde PLC	5,353	2,560,072
LyondellBasell Industries NV - Class A	2,587	255,337
PPG Industries, Inc.	2,926	379,590
The Mosaic Co.	2,093	59,797
The Sherwin-Williams Co.	2,974	1,098,506
Westlake Corp.	1,047	152,276
		7,552,582

Commercial Services - 1.5%
Automatic Data Processing, Inc.	4,821	1,330,162
Block, Inc. (b)	27,130	1,792,750
Booz Allen Hamilton Holding Corp.	1,744	276,912
Cintas Corp.	1,253	1,008,815
Corpay, Inc. (b)	864	272,635
Equifax, Inc.	1,492	458,238
Global Payments, Inc.	10,618	1,178,704
Moody's Corp.	2,198	1,072,053
PayPal Holdings, Inc. (b)	13,981	1,012,644
Quanta Services, Inc.	2,296	631,698
Rollins, Inc.	6,531	327,726
S&P Global, Inc.	4,167	2,138,671
TransUnion	3,071	297,304
United Rentals, Inc.	1,030	763,498
Verisk Analytics, Inc.	1,591	434,057
		12,995,867

Computers - 5.9%
Accenture PLC - Class A	7,067	2,416,561
Apple, Inc.	155,912	35,703,848
Cognizant Technology Solutions Corp. - Class A	5,167	401,838
Crowdstrike Holdings, Inc. - Class A (b)	11,029	3,058,121
Dell Technologies, Inc. - Class C	3,009	347,660
EPAM Systems, Inc. (b)	625	125,475
Fortinet, Inc. (b)	11,977	918,756
Gartner, Inc. (b)	979	481,629
Hewlett Packard Enterprise Co.	16,482	319,256
HP, Inc.	9,150	331,047
International Business Machines Corp.	19,029	3,846,332
Leidos Holdings, Inc.	2,242	355,379
NetApp, Inc.	2,016	243,371
Seagate Technology Holdings PLC	1,495	148,827
Super Micro Computer, Inc. (a)(b)	1,749	765,537

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Western Digital Corp. (b)	2,307	151,316
Zscaler, Inc. (b)	4,917	983,302
		50,598,255

Cosmetics & Personal Care - 0.7%
Colgate-Palmolive Co.	9,681	1,031,026
Kenvue, Inc.	21,270	466,876
The Estee Lauder Co., Inc. - Class A	2,742	251,332
The Procter & Gamble Co.	24,833	4,259,853
		6,009,087

Distribution & Wholesale - 0.2%
Copart, Inc. (b)	12,017	636,420
Fastenal Co.	6,440	439,723
LKQ Corp.	3,506	145,815
W.W. Grainger, Inc.	628	618,530
		1,840,488

Diversified Financial Services - 3.3%
American Express Co.	10,663	2,757,985
Ameriprise Financial, Inc.	1,360	611,238
Apollo Global Management, Inc.	18,001	2,083,256
Ares Management Corp. - Class A	4,525	662,460
BlackRock, Inc.	1,779	1,604,320
Capital One Financial Corp.	5,735	842,644
Cboe Global Markets, Inc.	1,424	292,490
CME Group, Inc.	4,560	983,774
Coinbase Global, Inc. - Class A (b)	7,679	1,408,021
Discover Financial Services	4,543	630,160
Franklin Resources, Inc. (a)	6,151	124,496
Intercontinental Exchange, Inc.	7,488	1,209,686
LPL Financial Holdings, Inc.	1,014	227,481
Mastercard, Inc. - Class A	12,581	6,080,901
Nasdaq, Inc.	6,040	435,363
Raymond James Financial, Inc.	2,797	334,437
Synchrony Financial	7,421	372,979
T. Rowe Price Group, Inc.	2,318	245,801
The Charles Schwab Corp.	21,975	1,430,573
Visa, Inc. - Class A	21,104	5,832,512
		28,170,577

Electric - 1.4%
Alliant Energy Corp.	2,397	139,673
Ameren Corp.	2,447	201,902
American Electric Power Co., Inc.	5,275	528,977
Avangrid, Inc.	4,257	151,932
CenterPoint Energy, Inc.	5,580	152,334
CMS Energy Corp.	2,530	171,686
Consolidated Edison, Inc.	3,155	320,422
Constellation Energy Corp.	9,804	1,928,447
Dominion Energy, Inc.	7,406	413,995
DTE Energy Co.	1,426	178,279

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Duke Energy Corp.	7,841	893,482
Edison International	4,211	366,483
Entergy Corp.	1,973	238,121
Evergy, Inc.	2,094	123,839
Eversource Energy	5,588	377,358
Exelon Corp.	12,471	475,020
FirstEnergy Corp.	8,628	378,942
NextEra Energy, Inc.	19,225	1,547,805
PG&E Corp.	27,370	539,189
PPL Corp.	8,629	275,351
Public Service Enterprise Group, Inc. (a)	4,515	364,586
Sempra	6,603	542,635
The AES Corp.	15,521	265,875
The Southern Co.	9,100	786,240
Vistra Corp.	3,697	315,835
WEC Energy Group, Inc. (a)	2,836	263,833
Xcel Energy, Inc.	5,209	318,947
		12,261,188

Electrical Components & Equipment - 0.3%
AMETEK, Inc.	2,731	467,137
Eaton Corp. PLC	5,292	1,624,274
Emerson Electric Co.	5,253	553,614
		2,645,025

Electronics - 0.5%
Amphenol Corp. - Class A	11,842	798,743
Fortive Corp.	4,556	338,966
Garmin Ltd.	2,143	392,790
Honeywell International, Inc.	7,146	1,485,725
Hubbell, Inc. (a)	699	279,544
Keysight Technologies, Inc. (b)	1,741	268,323
Mettler-Toledo International, Inc. (b)	194	279,182
		3,843,273

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (b)	1,109	134,233
First Solar, Inc. (b)	4,623	1,051,132
		1,185,365

Engineering & Construction - 0.0%(c)
Jacobs Solutions, Inc.	1,583	238,843

Entertainment - 0.1%
DraftKings, Inc. - Class A (b)	13,885	479,033
Live Nation Entertainment, Inc. (a)(b)	5,454	532,692
		1,011,725

Environmental Control - 0.2%
Republic Services, Inc.	3,941	820,556
Veralto Corp.	2,531	284,560

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Waste Management, Inc.	4,518	957,997
		2,063,113

Food - 0.6%
Campbell Soup Co.	2,950	146,674
Conagra Brands, Inc.	5,083	158,590
General Mills, Inc.	5,581	403,451
Hormel Foods Corp.	5,134	167,112
Kellanova	2,930	236,187
Lamb Weston Holdings, Inc.	2,872	177,834
McCormick & Co., Inc.	2,709	216,801
Mondelez International, Inc. - Class A	18,329	1,316,205
Sysco Corp.	6,118	477,020
The Hershey Co. (a)	1,612	311,213
The J.M. Smucker Co.	3,297	378,100
The Kraft Heinz Co.	13,541	479,758
The Kroger Co.	8,026	427,063
Tyson Foods, Inc. - Class A	3,086	198,461
		5,094,469

Forest Products & Paper - 0.0%(c)
International Paper Co. (a)	3,408	165,015

Gas - 0.0%(c)
Atmos Energy Corp.	1,250	163,425

Hand & Machine Tools - 0.0%(c)
Snap-on, Inc.	613	173,933
Stanley Black & Decker, Inc. (a)	1,735	177,594
		351,527

Healthcare - Products - 2.4%
Abbott Laboratories	16,510	1,870,088
Agilent Technologies, Inc.	2,902	414,754
Align Technology, Inc. (b)	978	232,001
Baxter International, Inc. (a)	18,642	707,277
Boston Scientific Corp. (b)	26,664	2,180,849
Danaher Corp.	5,951	1,602,664
Edwards Lifesciences Corp. (b)	7,620	533,095
Exact Sciences Corp. (a)(b)	3,211	198,087
GE HealthCare Technologies, Inc. (a)	5,675	481,353
Hologic, Inc. (b)	2,095	170,198
IDEXX Laboratories, Inc. (b)	1,027	494,326
Insulet Corp. (b)	2,833	574,447
Intuitive Surgical, Inc. (b)	5,346	2,633,600
Medtronic PLC	15,920	1,410,194
ResMed, Inc. (a)	1,763	431,970
Revvity, Inc.	1,196	146,558
Solventum Corp. (b)	1,614	103,473
STERIS PLC	3,708	893,999
Stryker Corp.	5,326	1,919,597
Teleflex, Inc.	564	138,276

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

The Cooper Cos., Inc.(b)	2,845	300,802
Thermo Fisher Scientific, Inc.	3,587	2,206,256
Waters Corp. (b)	553	191,531
West Pharmaceutical Services, Inc.	775	243,063
Zimmer Biomet Holdings, Inc.	3,884	448,447
		20,526,905

Healthcare - Services - 1.5%
Centene Corp. (b)	7,738	609,986
Elevance Health, Inc.	2,817	1,568,759
HCA Healthcare, Inc.	2,991	1,183,210
Humana, Inc.	1,596	565,734
IQVIA Holdings, Inc. (b)	2,121	533,538
Labcorp Holdings, Inc.	811	186,441
Molina Healthcare, Inc. (b)	842	294,523
Quest Diagnostics, Inc.	951	149,278
UnitedHealth Group, Inc.	12,239	7,223,458
		12,314,927

Home Builders - 0.2%
D.R. Horton, Inc.	3,874	731,256
Lennar Corp. - Class A	2,563	466,620
NVR, Inc. (b)	29	266,001
PulteGroup, Inc.	2,052	270,146
		1,734,023

Household Products & Wares - 0.2%
Avery Dennison Corp.	718	159,288
Church & Dwight Co., Inc.	3,222	328,258
Kimberly-Clark Corp.	3,412	493,580
The Clorox Co.	3,765	596,037
		1,577,163

Insurance - 4.2%
Aflac, Inc. (a)	5,227	576,852
American International Group, Inc.	5,134	395,575
Aon PLC - Class A	2,466	847,614
Arch Capital Group Ltd. (b)	8,616	974,383
Arthur J Gallagher & Co.	3,559	1,041,257
Berkshire Hathaway, Inc. - Class B (b)	34,526	16,431,614
Brown & Brown, Inc.	4,425	465,200
Chubb Ltd.	6,255	1,777,546
Cincinnati Financial Corp.	5,259	720,641
CNA Financial Corp.	3,445	178,864
Erie Indemnity Co. - Class A	647	328,825
Everest Group Ltd.	959	376,158
Markel Group, Inc. (b)	508	813,145
Marsh & McLennan Co., Inc.	6,300	1,433,313
MetLife, Inc.	10,021	776,427
Principal Financial Group, Inc.	2,028	165,120
Prudential Financial, Inc.	5,469	662,624
The Allstate Corp.	10,242	1,935,123

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

The Hartford Financial Services Group, Inc.	3,756	436,072
The Progressive Corp.	17,343	4,373,905
The Travelers Co., Inc.	3,141	716,368
W.R. Berkley Corp.	5,065	302,380
Willis Towers Watson PLC	1,266	369,811
		36,098,817

Internet - 15.8%
Airbnb, Inc. - Class A (b)	7,355	862,815
Alphabet, Inc. - Class A	69,247	11,313,575
Alphabet, Inc. - Class C	66,292	10,945,472
Amazon.com, Inc. (b)	397,281	70,914,658
Booking Holdings, Inc.	620	2,423,723
CDW Corp.	1,348	304,163
DoorDash, Inc. - Class A (b)	8,491	1,092,877
eBay, Inc. (a)	8,882	524,926
Expedia Group, Inc. (b)	2,232	310,449
Gen Digital, Inc.	12,012	317,838
GoDaddy, Inc. - Class A (b)	2,285	382,532
Meta Platforms, Inc. - Class A	42,627	22,221,881
Netflix, Inc. (b)	6,360	4,460,586
Okta, Inc. (b)	3,465	272,799
Palo Alto Networks, Inc. (b)	12,140	4,403,421
Pinterest, Inc. - Class A (b)	18,186	582,679
Snap, Inc. - Class A (b)	10,782	100,704
Uber Technologies, Inc. (b)	39,505	2,889,001
VeriSign, Inc. (b)	1,186	218,105
		134,542,204

Iron & Steel - 0.1%
Nucor Corp.	2,075	315,213
Reliance, Inc.	519	148,772
Steel Dynamics, Inc.	1,279	152,853
		616,838

Leisure Time - 0.3%
Carnival Corp. (b)	55,840	921,360
Royal Caribbean Cruises Ltd. (b)	7,146	1,176,374
		2,097,734

Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	3,815	837,927
Las Vegas Sands Corp.	27,399	1,068,287
Marriott International, Inc. - Class A	3,823	897,220
MGM Resorts International (a)(b)	4,528	170,207
		2,973,641

Machinery - Construction & Mining - 0.5%
Caterpillar, Inc. (a)	7,271	2,589,203
GE Vernova, Inc. (b)	5,653	1,136,253

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Vertiv Holdings Co. - Class A	10,748	892,406
		4,617,862

Machinery - Diversified - 0.5%
Deere & Co.	3,261	1,257,898
Dover Corp.	1,335	248,350
IDEX Corp.	794	163,945
Ingersoll Rand, Inc.	6,039	552,267
Otis Worldwide Corp.	4,707	445,706
Rockwell Automation, Inc.	1,581	430,079
Westinghouse Air Brake Technologies Corp.	2,487	421,721
Xylem, Inc.	4,840	665,645
		4,185,611

Media - 0.7%
Charter Communications, Inc. - Class A (a)(b)	1,462	508,104
Comcast Corp. - Class A	55,509	2,196,491
FactSet Research Systems, Inc. (a)	455	192,392
Sirius XM Holdings, Inc. (a)	40,715	133,952
The Walt Disney Co.	27,144	2,453,275
Warner Bros Discovery, Inc. (a)(b)	49,287	386,410
		5,870,624

Mining - 0.2%
Freeport-McMoRan, Inc.	14,765	653,794
Newmont Corp.	11,141	594,818
Southern Copper Corp. (a)	7,868	800,375
		2,048,987

Miscellaneous Manufacturers - 0.4%
3M Co.	4,889	658,500
Axon Enterprise, Inc. (b)	1,290	470,811
Carlisle Cos., Inc.	320	135,616
Illinois Tool Works, Inc.	3,152	798,023
Parker-Hannifin Corp.	2,067	1,240,613
Teledyne Technologies, Inc. (b)	512	221,594
Textron, Inc.	2,403	219,154
		3,744,311

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A (b)	370	127,791

Oil & Gas - 1.3%
Chevron Corp.	14,887	2,202,532
ConocoPhillips	8,520	969,491
Coterra Energy, Inc.	5,099	124,059
Devon Energy Corp.	4,742	212,347
Diamondback Energy, Inc.	1,583	308,859
EOG Resources, Inc.	4,577	589,609
Exxon Mobil Corp. (a)	37,046	4,369,205
Hess Corp.	2,843	392,504
Marathon Oil Corp.	4,843	138,752

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Marathon Petroleum Corp.	3,147	557,397
Occidental Petroleum Corp. (a)	6,534	372,307
Phillips 66	3,897	546,788
Valero Energy Corp.	2,715	398,372
		11,182,222

Oil & Gas Services - 0.3%
Baker Hughes Co.	26,511	932,392
Halliburton Co.	13,580	422,202
Schlumberger NV	23,595	1,037,944
		2,392,538

Packaging & Containers - 0.0%(c)
Ball Corp.	2,719	173,499
Packaging Corp. of America	801	167,842
		341,341

Pharmaceuticals - 5.2%
AbbVie, Inc.	24,953	4,898,523
Becton Dickinson & Co.	4,042	979,821
Bristol-Myers Squibb Co.	21,351	1,066,483
Cardinal Health, Inc.	5,272	594,260
Cencora, Inc.	2,767	662,890
CVS Health Corp.	22,654	1,296,715
Dexcom, Inc. (b)	7,216	500,358
Eli Lilly & Co.	15,511	14,890,870
Johnson & Johnson	23,860	3,957,420
McKesson Corp.	1,616	906,705
Merck & Co., Inc.	82,347	9,754,002
Pfizer, Inc.	67,720	1,964,557
The Cigna Group	3,299	1,193,611
Viatris, Inc.	36,021	435,134
Zoetis, Inc.	4,988	915,248
		44,016,597

Pipelines - 0.3%
Cheniere Energy, Inc.	3,518	651,745
Kinder Morgan, Inc.	16,945	365,503
ONEOK, Inc.	4,848	447,761
Targa Resources Corp.	1,701	249,877
The Williams Co., Inc.	10,905	499,122
		2,214,008

Private Equity - 0.6%
Blackstone, Inc.	6,983	994,100
KKR & Co., Inc.	35,016	4,333,930
		5,328,030
Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	3,241	373,169
CoStar Group, Inc. (b)	4,650	359,445
		732,614

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Retail - 3.5%
AutoZone, Inc. (b)	200	636,296
Best Buy Co., Inc.	2,103	211,141
Burlington Stores, Inc. (b)	900	241,416
CarMax, Inc. (a)(b)	1,381	116,764
Chipotle Mexican Grill, Inc. (b)	19,030	1,067,202
Costco Wholesale Corp.	5,025	4,484,210
Darden Restaurants, Inc. (a)	1,407	222,517
Dollar General Corp.	2,289	189,918
Dollar Tree, Inc. (b)	2,976	251,442
Domino's Pizza, Inc.	325	134,618
Genuine Parts Co.	1,380	197,699
Lowe's Co., Inc.	5,145	1,278,533
McDonald's Corp.	8,952	2,584,084
O'Reilly Automotive, Inc. (b)	821	927,705
Ross Stores, Inc.	4,212	634,369
Starbucks Corp.	17,004	1,608,068
Target Corp.	5,235	804,201
The Home Depot, Inc.	9,488	3,496,328
The TJX Co., Inc.	13,243	1,553,007
Tractor Supply Co.	1,036	277,182
Ulta Beauty, Inc. (b)	582	205,353
Walgreens Boots Alliance, Inc. (a)	20,884	193,177
Walmart, Inc.	98,733	7,625,150
Williams-Sonoma, Inc. (a)	1,092	146,688
Yum! Brands, Inc.	3,159	426,212
		29,513,280

Semiconductors - 18.7%
Advanced Micro Devices, Inc. (b)	43,114	6,405,016
Analog Devices, Inc.	4,399	1,033,061
Applied Materials, Inc.	8,973	1,770,014
Broadcom, Inc.	71,010	11,561,848
Entegris, Inc.	2,410	279,247
GLOBALFOUNDRIES, Inc. (a)(b)	4,649	217,015
Intel Corp.	57,939	1,276,975
KLA Corp.	1,236	1,012,815
Lam Research Corp.	1,034	848,924
Marvell Technology, Inc.	9,082	692,412
Microchip Technology, Inc.	5,598	459,932
Micron Technology, Inc.	9,190	884,446
Monolithic Power Systems, Inc.	556	519,682
NVIDIA Corp.	1,076,238	128,470,530
ON Semiconductor Corp. (b)	4,003	311,714
Qorvo, Inc. (b)	1,177	136,402
QUALCOMM, Inc.	9,512	1,667,454
Skyworks Solutions, Inc.	1,503	164,714
Teradyne, Inc.	1,120	153,138
Texas Instruments, Inc.	6,844	1,466,943
		159,332,282

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Software - 10.4%
Adobe, Inc. (b)	6,224	3,575,128
Akamai Technologies, Inc. (b)	1,911	194,616
ANSYS, Inc. (b)	1,147	368,669
AppLovin Corp. - Class A (b)	6,208	576,537
Aspen Technology, Inc. (b)	883	206,746
Atlassian Corp. - Class A (b)	3,906	646,834
Autodesk, Inc. (b)	3,097	800,265
Broadridge Financial Solutions, Inc.	1,493	317,800
Cadence Design Systems, Inc. (b)	4,260	1,145,642
Cloudflare, Inc. - Class A (b)	6,931	569,312
Datadog, Inc. - Class A (b)	14,338	1,666,936
DocuSign, Inc. (b)	7,904	467,996
Electronic Arts, Inc.	3,286	498,880
Fair Isaac Corp. (b)	341	590,022
Fidelity National Information Services, Inc.	8,707	717,892
Fiserv, Inc. (b)	7,875	1,374,975
HubSpot, Inc. (a)(b)	1,163	580,418
Intuit, Inc.	4,087	2,575,873
Jack Henry & Associates, Inc.	859	148,633
Microsoft Corp.	94,824	39,554,883
MicroStrategy, Inc. - Class A (a)(b)	2,072	274,374
MongoDB, Inc. (a)(b)	1,577	458,576
MSCI, Inc.	1,180	685,096
Oracle Corp.	38,689	5,466,369
Palantir Technologies, Inc. - Class A (b)	50,172	1,579,414
Paychex, Inc. (a)	4,073	534,378
Paycom Software, Inc.	920	149,758
PTC, Inc. (a)(b)	1,897	339,734
ROBLOX Corp. - Class A (b)	8,529	375,191
Roper Technologies, Inc.	1,524	844,921
Salesforce, Inc.	39,862	10,081,100
ServiceNow, Inc. (b)	6,533	5,585,715
Snowflake, Inc. - Class A (b)	6,870	784,760
SS&C Technologies Holdings, Inc.	3,038	228,123
Synopsys, Inc. (b)	2,501	1,299,469
Take-Two Interactive Software, Inc. (b)	1,997	322,935
Twilio, Inc. - Class A (b)	2,663	167,130
Tyler Technologies, Inc. (b)	437	256,899
Veeva Systems, Inc. - Class A (b)	2,221	480,713
Workday, Inc. - Class A (b)	5,785	1,522,554
Zoom Video Communications, Inc. - Class A (b)	6,763	467,188
		88,482,454
Telecommunications - 1.6%
Arista Networks, Inc. (b)	6,000	2,120,280
AT&T, Inc.	113,763	2,263,884
Cisco Systems, Inc.	49,517	2,502,589
Corning, Inc.	8,212	343,672
Motorola Solutions, Inc.	2,135	943,755
T-Mobile US, Inc.	17,337	3,445,209
Verizon Communications, Inc.	44,402	1,855,116
		13,474,505

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

Transportation - 0.6%
CSX Corp.	19,835	679,745
Expeditors International of Washington, Inc.	1,000	123,410
FedEx Corp.	2,535	757,382
J.B. Hunt Transport Services, Inc.	874	151,377
Norfolk Southern Corp.	2,230	571,237
Old Dominion Freight Line, Inc.	2,346	452,309
Union Pacific Corp.	5,769	1,477,383
United Parcel Service, Inc. - Class B	6,123	787,112
		4,999,955

Water - 0.0%(c)
American Water Works Co., Inc.	2,269	324,739
TOTAL COMMON STOCKS (Cost $624,880,767)		836,526,711

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Alexandria Real Estate Equities, Inc. (a)	4,309	515,227
American Tower Corp.	5,962	1,335,846
AvalonBay Communities, Inc.	1,423	321,214
Crown Castle, Inc.	4,058	454,577
Digital Realty Trust, Inc.	4,852	735,612
Equinix, Inc.	1,341	1,118,877
Equity Residential	3,842	287,689
Essex Property Trust, Inc.	622	187,713
Extra Space Storage, Inc.	3,740	661,980
Healthpeak Properties, Inc.	7,170	159,747
Host Hotels & Resorts, Inc. (a)	8,091	143,211
Invitation Homes, Inc.	8,001	294,757
Iron Mountain, Inc.	3,833	434,125
Mid-America Apartment Communities, Inc.	1,181	191,759
Prologis, Inc.	17,523	2,239,790
Public Storage	1,830	629,008
Realty Income Corp.	13,356	829,541
SBA Communications Corp.	1,223	277,205
Simon Property Group, Inc.	3,651	610,995
Sun Communities, Inc. (a)	1,571	212,462
UDR, Inc.	6,253	278,321
Ventas, Inc.	4,235	263,036
VICI Properties, Inc.	22,170	742,252
W.P. Carey, Inc.	2,772	166,375
Welltower, Inc.	10,331	1,246,745
Weyerhaeuser Co.	5,465	166,628
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,733,433)		14,504,692

CONTINGENT VALUE RIGHTS - 0.0%(c)
Healthcare - Products - 0.0%(c)
ABIOMED, Inc., Expires, Exercise Price $0.00 (b)(d)	455	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Select 500 ETF
August 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 2.4%
Investments Purchased with Proceeds from Securities Lending - 2.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	19,521,308	19,521,308

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22% (e)	1,161,749	1,161,749
TOTAL SHORT-TERM INVESTMENTS (Cost $20,683,057)		20,683,057

TOTAL INVESTMENTS - 102.2% (Cost $658,297,257)		$871,714,460
Liabilities in Excess of Other Assets - (2.2)%		(18,803,824)
TOTAL NET ASSETS - 100.0%		$852,910,636

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $19,268,606 which represented 2.3% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Advertising - 0.2%
The Interpublic Group of Co., Inc. (a)	6,416	$209,226

Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	750	236,895
HEICO Corp.	1,524	390,997
Hexcel Corp.	1,743	110,315
Leonardo DRS, Inc. (b)	4,494	128,259
		866,466

Agriculture - 0.1%
Darling Ingredients, Inc. (b)	2,653	110,710

Airlines - 0.6%
Alaska Air Group, Inc. (b)	4,852	175,206
American Airlines Group, Inc. (a)(b)	32,653	346,775
		521,981

Apparel - 1.1%
Capri Holdings Ltd. (a)(b)	1,967	70,261
Columbia Sportswear Co. (a)	887	71,608
Crocs, Inc. (b)	1,225	179,058
PVH Corp.	1,504	148,430
Ralph Lauren Corp.	688	117,827
Skechers U.S.A., Inc. - Class A (b)	2,326	159,284
Tapestry, Inc.	4,150	170,026
VF Corp. (a)	4,696	85,514
		1,002,008

Auto Manufacturers - 0.7%
Lucid Group, Inc. (a)(b)	28,961	116,423
Rivian Automotive, Inc. - Class A (a)(b)	38,927	550,039
		666,462

Auto Parts & Equipment - 0.7%
Allison Transmission Holdings, Inc.	1,855	172,052
BorgWarner, Inc.	3,315	112,942
Gentex Corp.	5,440	170,435
Lear Corp.	1,465	170,892
		626,321

Banks - 5.1%
Bank OZK	4,380	189,873
BOK Financial Corp.	1,938	203,393
Cadence Bank	9,556	308,468
Columbia Banking System, Inc.	8,354	210,354
Comerica, Inc.	3,656	208,794
Commerce Bancshares, Inc.	3,112	199,044
Cullen/Frost Bankers, Inc. (a)	1,852	207,850
East West Bancorp, Inc. (a)	4,630	389,244
First Financial Bankshares, Inc. (a)	2,767	101,189

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

First Horizon National Corp.	15,263	253,213
Glacier Bancorp, Inc. (a)	2,339	110,635
Home BancShares, Inc.	4,952	137,864
Old National Bancorp	9,768	193,895
Pinnacle Financial Partners, Inc.	2,898	288,554
Prosperity Bancshares, Inc.	2,283	167,983
SouthState Corp.	1,915	185,927
Synovus Financial Corp.	4,011	184,987
United Bankshares, Inc.	3,531	137,250
Valley National Bancorp	16,260	141,137
Webster Financial Corp.	6,070	287,900
Western Alliance Bancorp	3,090	252,391
Wintrust Financial Corp.	2,293	249,478
Zions Bancorp N.A.	3,878	192,194
		4,801,617

Beverages - 1.2%
Celsius Holdings, Inc. (b)	12,016	456,968
Molson Coors Brewing Co. - Class B (a)	10,697	577,317
National Beverage Corp.	1,756	79,301
		1,113,586

Biotechnology - 2.5%
Apellis Pharmaceuticals, Inc. (b)	5,610	218,229
Bio-Rad Laboratories, Inc. - Class A (b)	556	187,550
Blueprint Medicines Corp. (b)	1,368	130,699
Cytokinetics, Inc. (a)(b)	1,201	68,553
Exelixis, Inc. (b)	7,185	187,025
Halozyme Therapeutics, Inc. (b)	3,303	210,897
Intra-Cellular Therapies, Inc. (b)	4,707	344,929
Ionis Pharmaceuticals, Inc. (b)	3,136	149,524
REVOLUTION Medicines, Inc. (b)	1,554	66,247
Sarepta Therapeutics, Inc. (a)(b)	2,784	378,011
United Therapeutics Corp. (b)	1,043	379,183
		2,320,847

Building Materials - 2.9%
AAON, Inc.	2,210	211,077
Armstrong World Industries, Inc.	809	102,549
Boise Cascade Co.	529	71,743
Eagle Materials, Inc. (a)	633	163,156
Fortune Brands Innovations, Inc.	2,135	169,540
Knife River Corp. (b)	1,253	98,824
Lennox International, Inc. (a)	677	399,559
Louisiana-Pacific Corp.	837	81,231
MDU Resources Group, Inc.	2,340	60,115
Mohawk Industries, Inc. (b)	625	96,962
Owens Corning	1,379	232,679
Simpson Manufacturing Co., Inc.	770	140,956
SPX Technologies, Inc. (b)	2,307	376,364
Summit Materials, Inc. - Class A (b)	3,411	138,146
The AZEK Co., Inc. (b)	4,553	194,094

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Trex Co., Inc. (b)	1,822	116,134
UFP Industries, Inc.	754	91,739
		2,744,868

Chemicals - 1.3%
Ashland, Inc. (a)	758	67,841
Axalta Coating Systems Ltd. (b)	4,278	156,147
Balchem Corp.	536	94,888
Cabot Corp. (a)	860	90,395
Element Solutions, Inc.	4,353	116,399
FMC Corp.	1,680	108,494
Huntsman Corp.	5,434	119,820
NewMarket Corp.	177	101,557
Olin Corp.	1,435	62,667
RPM International, Inc.	2,269	263,771
The Chemours Co.	2,409	46,831
		1,228,810

Commercial Services - 4.5%
ADT, Inc.	28,878	210,521
Affirm Holdings, Inc. (a)(b)	6,371	280,388
Alight, Inc. - Class A (b)	5,768	43,029
API Group Corp. (b)	7,737	275,050
Avis Budget Group, Inc.	571	46,816
Bright Horizons Family Solutions, Inc. (b)	1,506	211,924
Dun & Bradstreet Holdings, Inc. (a)	12,553	150,636
Euronet Worldwide, Inc. (b)	887	95,716
FTI Consulting, Inc. (b)	723	165,068
GXO Logistics, Inc. (b)	2,462	123,223
H&R Block, Inc. (a)	2,380	150,678
Insperity, Inc.	666	62,597
MarketAxess Holdings, Inc. (a)	661	160,220
Morningstar, Inc.	1,184	371,504
Paylocity Holding Corp. (b)	1,902	306,983
R1 RCM, Inc. (b)	27,266	384,723
Robert Half, Inc.	1,448	90,746
Service Corp. International (a)	2,309	180,726
Toast, Inc. - Class A (a)(b)	13,995	347,916
TriNet Group, Inc.	1,058	108,794
Valvoline, Inc. (b)	1,420	59,924
WEX, Inc. (b)	1,135	216,808
WillScot Holdings Corp. (a)(b)	4,050	156,087
		4,200,077

Computers - 2.7%
Amdocs Ltd.	2,210	192,204
ASGN, Inc. (b)	700	67,312
CACI International, Inc. - Class A (b)	404	197,200
DXC Technology Co. (b)	2,860	59,116
ExlService Holdings, Inc. (b)	3,673	134,211
Insight Enterprises, Inc. (a)(b)	513	111,357
KBR, Inc.	2,024	140,385

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Maximus, Inc.	1,139	105,084
Parsons Corp. (b)	3,165	302,131
Pure Storage, Inc. - Class A (b)	13,756	705,545
Qualys, Inc. (b)	813	101,763
Science Applications International Corp.	862	112,569
Tenable Holdings, Inc. (b)	3,540	146,131
Varonis Systems, Inc. (b)	2,408	136,293
		2,511,301

Cosmetics & Personal Care - 1.1%
Coty, Inc. - Class A (b)	23,414	219,624
elf Beauty, Inc. (b)	2,994	448,471
Inter Parfums, Inc.	823	106,035
Perrigo Co. PLC (a)	7,362	214,234
		988,364

Distribution & Wholesale - 0.9%
Core & Main, Inc. - Class A (b)	3,220	154,657
Pool Corp. (a)	552	194,094
SiteOne Landscape Supply, Inc. (a)(b)	877	124,411
Watsco, Inc. (a)	506	240,562
WESCO International, Inc.	865	143,054
		856,778
Diversified Financial Services - 5.2%
Affiliated Managers Group, Inc.	446	77,528
Air Lease Corp. (a)	5,160	238,753
Ally Financial, Inc.	6,798	293,606
Blue Owl Capital, Inc. - Class A (a)	41,790	737,176
Credit Acceptance Corp. (b)	230	107,302
Enact Holdings, Inc.	2,690	95,629
Evercore, Inc. - Class A	587	144,249
FTAI Aviation Ltd.	5,010	640,328
Houlihan Lokey, Inc.	890	139,392
Interactive Brokers Group, Inc. - Class A	4,440	572,272
Invesco Ltd.	18,903	323,052
Jefferies Financial Group, Inc.	4,008	240,280
Mr Cooper Group, Inc. (b)	813	76,268
OneMain Holdings, Inc.	1,961	96,893
Radian Group, Inc. (a)	2,453	88,676
SEI Investments Co.	2,189	148,042
SLM Corp.	5,523	121,837
Stifel Financial Corp.	1,981	174,605
The Western Union Co.	5,183	63,233
Tradeweb Markets, Inc. - Class A	2,529	299,029
Voya Financial, Inc.	2,456	173,958
		4,852,108

Electric - 1.3%
Black Hills Corp.	971	57,406
IDACORP, Inc. (a)	891	90,802
NRG Energy, Inc.	6,342	539,133
OGE Energy Corp.	2,423	95,854

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Ormat Technologies, Inc.	1,362	101,510
Pinnacle West Capital Corp. (a)	2,244	196,395
Portland General Electric Co.	1,857	89,340
		1,170,440

Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	486	123,784
Generac Holdings, Inc. (b)	897	140,408
Littelfuse, Inc.	357	97,175
Universal Display Corp.	735	142,384
		503,751

Electronics - 2.4%
Allegion PLC	1,843	255,882
Arrow Electronics, Inc. (b)	718	96,987
Atkore, Inc.	501	46,758
Coherent Corp. (b)	1,639	127,760
Jabil, Inc.	2,081	227,412
NEXTracker, Inc. - Class A (b)	7,058	287,049
nVent Electric PLC	3,548	241,122
Sensata Technologies Holding PLC	6,263	241,439
TD SYNNEX Corp.	1,391	168,895
Trimble, Inc. (b)	4,597	260,604
Vontier Corp.	2,529	88,591
Woodward, Inc.	1,465	244,142
		2,286,641

Engineering & Construction - 2.0%
AECOM	4,004	400,960
Comfort Systems USA, Inc.	916	323,824
EMCOR Group, Inc.	1,011	397,384
Exponent, Inc.	738	79,903
Fluor Corp. (b)	4,457	223,162
MasTec, Inc. (a)(b)	2,159	244,248
TopBuild Corp. (b)	541	212,624
		1,882,105
Entertainment - 1.8%
Caesars Entertainment, Inc. (b)	6,353	239,127
Churchill Downs, Inc.	1,870	259,874
International Game Technology PLC	3,783	84,701
Light & Wonder, Inc. - Class A (b)	2,943	323,200
Marriott Vacations Worldwide Corp.	593	43,882
TKO Group Holdings, Inc.	4,681	553,435
Vail Resorts, Inc. (a)	737	133,913
Warner Music Group Corp. - Class A (a)	2,711	77,562
		1,715,694

Environmental Control - 1.3%
Casella Waste Systems, Inc. - Class A (b)	1,218	131,373
Clean Harbors, Inc. (b)	893	219,589
Pentair PLC	2,924	259,330
Stericycle, Inc. (b)	4,612	273,307

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Tetra Tech, Inc.	1,422	338,066
		1,221,665

Food - 1.7%
Albertsons Cos., Inc. - Class A	9,723	190,765
Flowers Foods, Inc.	3,734	86,778
Ingredion, Inc.	1,167	156,740
Lancaster Colony Corp. (a)	532	90,844
Performance Food Group Co. (b)	3,330	248,551
Pilgrim's Pride Corp. (b)	4,061	189,162
Post Holdings, Inc. (b)	1,166	134,988
Sprouts Farmers Market, Inc. (b)	1,795	186,770
US Foods Holding Corp. (b)	5,533	327,609
		1,612,207

Food Service - 0.3%
Aramark	6,906	252,967

Gas - 0.6%
National Fuel Gas Co.	1,024	61,194
New Jersey Resources Corp.	1,029	47,653
NiSource, Inc. (a)	6,740	222,824
ONE Gas, Inc.	824	56,807
Southwest Gas Holdings, Inc.	2,037	148,131
UGI Corp.	2,008	50,019
		586,628

Hand & Machine Tools - 1.1%
Lincoln Electric Holdings, Inc.	1,216	235,429
MSA Safety, Inc.	1,203	219,704
Regal Rexnord Corp.	3,559	597,236
		1,052,369

Healthcare - Products - 3.5%
Avantor, Inc. (a)(b)	10,884	281,242
Bio-Techne Corp.	2,336	172,841
Bruker Corp.	3,284	220,652
DENTSPLY SIRONA, Inc. (a)	7,084	179,154
Glaukos Corp. (b)	907	121,438
Globus Medical, Inc. - Class A (b)	4,330	314,791
Haemonetics Corp. (a)(b)	1,079	81,551
Inspire Medical Systems, Inc. (b)	1,137	204,455
Lantheus Holdings, Inc. (a)(b)	3,645	388,083
Masimo Corp. (b)	886	104,123
Merit Medical Systems, Inc. (b)	1,237	119,593
Natera, Inc. (b)	3,226	381,507
Penumbra, Inc. (b)	2,102	425,277
QIAGEN NV	3,099	141,655
Repligen Corp. (b)	760	114,707
		3,251,069

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Healthcare - Services - 2.7%
Acadia Healthcare Co., Inc. (b)	4,562	373,765
Catalent, Inc. (b)	1,715	104,546
Charles River Laboratories International, Inc. (b)	902	178,371
Chemed Corp.	307	179,954
DaVita, Inc. (a)(b)	1,507	227,437
Encompass Health Corp.	2,127	197,917
HealthEquity, Inc. (b)	3,324	264,457
Medpace Holdings, Inc. (b)	829	294,519
Tenet Healthcare Corp. (b)	1,670	276,953
The Ensign Group, Inc.	1,362	206,152
Universal Health Services, Inc. - Class B	1,097	261,053
		2,565,124

Home Builders - 0.7%
Installed Building Products, Inc. (a)	490	108,932
Meritage Homes Corp.	516	102,204
Taylor Morrison Home Corp. (b)	1,465	98,638
Thor Industries, Inc. (a)	649	69,612
Toll Brothers, Inc.	1,636	235,699
		615,085

Home Furnishings - 0.7%
Dolby Laboratories, Inc. - Class A	1,127	80,423
SharkNinja, Inc.	3,457	331,250
Tempur Sealy International, Inc.	2,869	150,421
Whirlpool Corp. (a)	1,362	136,595
		698,689

Household Products & Wares - 0.1%
Reynolds Consumer Products, Inc.	3,533	111,289

Housewares - 0.1%
The Scotts Miracle-Gro Co. (a)	1,001	71,051

Insurance - 4.5%
American Financial Group, Inc.	1,617	216,064
Assurant, Inc.	1,302	255,648
Axis Capital Holdings Ltd.	2,079	166,071
Corebridge Financial, Inc.	7,875	232,785
Equitable Holdings, Inc.	4,513	191,893
Essent Group Ltd.	1,881	120,929
Fidelity National Financial, Inc. (a)	4,795	282,713
First American Financial Corp.	1,545	98,571
Globe Life, Inc.	1,449	152,217
Jackson Financial, Inc. - Class A (a)	716	64,418
Kinsale Capital Group, Inc. (a)	1,005	493,545
Lincoln National Corp.	3,142	100,858
MGIC Investment Corp.	4,006	101,873
Old Republic International Corp.	3,952	141,758
Primerica, Inc.	665	175,048
Reinsurance Group of America, Inc.	1,456	321,427

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

RLI Corp.	1,100	169,510
Ryan Specialty Holdings, Inc. (a)	5,287	341,699
Selective Insurance Group, Inc.	1,483	134,923
The Hanover Insurance Group, Inc.	1,729	254,146
Unum Group	3,291	182,618
		4,198,714

Internet - 2.0%
Etsy, Inc. (b)	2,838	156,346
F5, Inc. (b)	1,348	273,846
IAC, Inc. (b)	1,245	65,711
Lyft, Inc. - Class A (b)	10,109	117,972
Maplebear, Inc. (a)(b)	3,107	111,510
Match Group, Inc. (b)	5,725	213,027
Robinhood Markets, Inc. - Class A (b)	26,190	526,943
Roku, Inc. (b)	2,325	157,565
Wayfair, Inc. - Class A (a)(b)	1,913	81,398
Zillow Group, Inc. - Class C (a)(b)	2,746	151,854
		1,856,172

Iron & Steel - 0.6%
ATI, Inc. (a)(b)	3,089	197,325
Cleveland-Cliffs, Inc. (a)(b)	9,784	127,779
Commercial Metals Co. (a)	1,676	89,817
United States Steel Corp.	3,062	116,081
		531,002

Leisure Time - 1.0%
Brunswick Corp. (a)	1,046	82,686
Harley-Davidson, Inc. (a)	2,482	92,926
Norwegian Cruise Line Holdings Ltd. (b)	26,274	470,042
Planet Fitness, Inc. - Class A (a)(b)	2,084	169,242
Polaris, Inc. (a)	939	79,486
		894,382

Lodging - 1.1%
Boyd Gaming Corp.	1,999	119,980
Choice Hotels International, Inc. (a)	922	117,638
Hilton Grand Vacations, Inc. (b)	1,922	74,151
Hyatt Hotels Corp. - Class A	953	144,780
Wyndham Hotels & Resorts, Inc.	1,168	91,922
Wynn Resorts Ltd.	6,129	471,197
		1,019,668

Machinery - Construction & Mining - 0.5%
BWX Technologies, Inc.	1,753	180,559
Oshkosh Corp.	2,275	245,495
		426,054

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Machinery - Diversified - 2.8%
AGCO Corp.	1,624	147,849
Applied Industrial Technologies, Inc.	749	153,635
Chart Industries, Inc. (a)(b)	3,066	375,278
CNH Industrial NV	25,234	260,920
Cognex Corp.	2,212	89,321
Crane Co.	991	156,955
Esab Corp.	1,170	122,815
Flowserve Corp. (a)	3,072	153,231
Gates Industrial Corp. PLC (b)	4,821	87,549
Graco, Inc.	3,185	265,470
Nordson Corp.	991	254,251
The Middleby Corp. (b)	941	132,323
The Toro Co.	1,554	143,900
Watts Water Technologies, Inc. - Class A	480	94,416
Zurn Elkay Water Solutions Corp.	4,928	159,815
		2,597,728

Media - 1.1%
Endeavor Group Holdings, Inc. - Class A (a)	8,312	228,414
Fox Corp. - Class A (a)	4,029	166,680
Liberty Broadband Corp. - Class C (b)	1,965	122,577
News Corp. - Class A	6,755	191,369
Nexstar Media Group, Inc. (a)	528	90,225
The New York Times Co. - Class A	3,038	166,877
Paramount Global - Class B (a)	6,846	71,677
		1,037,819

Metal Fabricate & Hardware - 0.7%
Advanced Drainage Systems, Inc.	1,174	184,036
Mueller Industries, Inc.	1,401	101,867
RBC Bearings, Inc. (a)(b)	581	173,051
The Timken Co.	1,207	102,028
Valmont Industries, Inc.	344	98,301
		659,283

Mining - 0.2%
Alcoa Corp.	1,702	54,634
Royal Gold, Inc.	1,162	162,878
		217,512

Miscellaneous Manufacturers - 1.0%
A.O. Smith Corp.	2,912	243,793
Donaldson Co., Inc.	2,074	150,842
Fabrinet (b)	687	167,387
Federal Signal Corp.	1,492	140,979
ITT, Inc.	1,563	217,601
		920,602

Oil & Gas - 3.3%
Antero Resources Corp. (b)	2,761	74,519
APA Corp. (a)	4,753	135,413

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Chesapeake Energy Corp. (a)	1,324	98,625
Chord Energy Corp.	756	112,213
Civitas Resources, Inc.	1,616	99,109
EQT Corp.	8,679	290,833
Helmerich & Payne, Inc. (a)	3,044	99,326
HF Sinclair Corp.	2,726	133,956
Magnolia Oil & Gas Corp. - Class A (a)	2,271	58,160
Matador Resources Co.	2,026	114,915
Murphy Oil Corp.	2,090	77,915
Noble Corp. PLC (a)	7,641	291,504
Ovintiv, Inc.	3,287	140,782
PBF Energy, Inc. - Class A	1,657	56,438
Permian Resources Corp. (a)	19,698	280,500
Range Resources Corp.	2,572	76,851
SM Energy Co. (a)	1,433	65,388
Southwestern Energy Co. (b)	11,753	74,984
Texas Pacific Land Corp. (a)	384	333,654
Transocean Ltd. (a)(b)	17,087	80,992
Weatherford International PLC	3,532	370,648
		3,066,725

Oil & Gas Services - 1.6%
ChampionX Corp.	4,240	131,991
NOV, Inc.	18,560	329,811
TechnipFMC PLC	26,394	708,415
Tidewater, Inc. (b)	3,497	310,184
		1,480,401

Other Financial Investment Activities - 0.4%
SoFi Technologies, Inc. (a)(b)	45,150	360,748

Packaging & Containers - 1.1%
AptarGroup, Inc.	1,182	181,071
Berry Global Group, Inc. (a)	1,690	116,373
Crown Holdings, Inc.	1,710	154,601
Graphic Packaging Holding Co.	5,779	172,966
Sealed Air Corp.	2,219	77,554
Silgan Holdings, Inc. (a)	1,761	92,048
Smurfit WestRock PLC	2,889	136,996
Sonoco Products Co.	1,541	87,174
		1,018,783
Pharmaceuticals - 1.6%
Alkermes PLC (a)(b)	8,670	246,661
BellRing Brands, Inc. (b)	3,241	181,269
Elanco Animal Health, Inc. (b)	5,031	77,830
Henry Schein, Inc. (b)	2,154	151,965
Jazz Pharmaceuticals PLC (b)	2,312	268,146
Neurocrine Biosciences, Inc. (b)	2,876	365,425
Option Care Health, Inc. (b)	3,872	123,981
Organon & Co.	4,295	95,993
		1,511,270

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Pipelines - 0.4%
Antero Midstream Corp.	10,186	151,466
DT Midstream, Inc. (a)	1,663	130,695
New Fortress Energy, Inc. (a)	5,832	71,850
		354,011

Private Equity - 0.2%
The Carlyle Group, Inc.	4,805	192,825

Real Estate - 0.2%
Jones Lang LaSalle, Inc. (b)	793	202,397

Retail - 4.8%
Abercrombie & Fitch Co. - Class A (b)	2,413	356,086
Academy Sports & Outdoors, Inc. (a)	1,165	64,634
Advance Auto Parts, Inc. (a)	2,034	92,161
Asbury Automotive Group, Inc. (b)	305	74,920
AutoNation, Inc. (a)(b)	600	106,788
Bath & Body Works, Inc.	3,613	111,136
Beacon Roofing Supply, Inc. (b)	1,150	104,190
BJ's Wholesale Club Holdings, Inc. (b)	2,305	184,308
Carvana Co. (a)(b)	1,412	212,675
Casey's General Stores, Inc.	578	209,415
Cava Group, Inc. (b)	3,609	411,570
Dick's Sporting Goods, Inc. (a)	1,040	246,438
Dillard's, Inc. - Class A (a)	179	60,676
FirstCash Holdings, Inc.	1,044	125,374
Five Below, Inc. (b)	1,258	94,891
Floor & Decor Holdings, Inc. - Class A (a)(b)	1,758	197,669
Freshpet, Inc. (b)	1,494	203,184
Lithia Motors, Inc. (a)	548	164,992
Macy's, Inc.	8,073	125,697
MSC Industrial Direct Co., Inc. - Class A (a)	953	78,375
Murphy USA, Inc. (a)	314	163,164
Penske Automotive Group, Inc. (a)	1,112	189,151
RH (b)	242	61,395
Texas Roadhouse, Inc.	1,372	231,525
The Gap, Inc. (a)	12,453	279,321
The Wendy's Co. (a)	3,638	61,555
Wingstop, Inc.	743	286,880
		4,498,170

Semiconductors - 1.3%
Allegro MicroSystems, Inc. (a)(b)	4,160	102,045
Amkor Technology, Inc.	3,479	114,459
Cirrus Logic, Inc. (b)	826	120,340
IPG Photonics Corp. (b)	798	54,559
Lattice Semiconductor Corp. (a)(b)	2,926	138,575
MACOM Technology Solutions Holdings, Inc. (b)	1,123	122,665
MKS Instruments, Inc. (a)	679	80,957
Onto Innovation, Inc. (b)	645	137,527
Power Integrations, Inc. (a)	626	42,005

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Rambus, Inc. (b)	5,149	230,263
Silicon Laboratories, Inc. (b)	366	43,324
		1,186,719

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	727	205,574

Software - 7.8%
Appfolio, Inc. - Class A (b)	1,395	323,626
Bentley Systems, Inc. - Class B	6,222	320,246
BILL Holdings, Inc. (b)	4,416	240,937
BlackLine, Inc. (b)	2,463	122,042
CCC Intelligent Solutions Holdings, Inc. (b)	10,357	111,648
Concentrix Corp. (a)	1,516	114,049
Confluent, Inc. - Class A (a)(b)	6,517	138,291
Dayforce, Inc. (a)(b)	5,585	319,294
DoubleVerify Holdings, Inc. (b)	4,627	91,152
Dropbox, Inc. - Class A (b)	4,769	119,893
Duolingo, Inc. (b)	1,528	324,807
Dynatrace, Inc. (a)(b)	16,030	811,438
Elastic NV (a)(b)	2,906	221,408
Five9, Inc. (b)	2,261	72,917
Gitlab, Inc. - Class A (b)	3,019	143,101
Guidewire Software, Inc. (b)	2,629	391,116
Informatica, Inc. - Class A (b)	6,491	161,691
Manhattan Associates, Inc. (a)(b)	1,782	471,214
Nutanix, Inc. - Class A (b)	11,169	705,769
Pegasystems, Inc.	2,661	188,612
Procore Technologies, Inc. (b)	4,912	291,134
Samsara, Inc. - Class A (b)	5,987	245,886
SentinelOne, Inc. - Class A (b)	9,060	213,454
Smartsheet, Inc. - Class A (b)	4,586	223,797
SPS Commerce, Inc. (b)	842	168,181
Teradata Corp. (b)	2,741	77,406
UiPath, Inc. - Class A (b)	20,358	262,211
Unity Software, Inc. (a)(b)	14,584	238,740
Workiva, Inc. (a)(b)	1,110	86,769
ZoomInfo Technologies, Inc. (b)	8,848	87,507
		7,288,336

Telecommunications - 0.8%
Ciena Corp. (b)	3,170	182,751
Frontier Communications Parent, Inc. (a)(b)	3,218	92,678
GCI Liberty, Inc. Escrow (b)(c)	806	0
Juniper Networks, Inc.	6,674	259,485
Ubiquiti, Inc.	1,103	213,453
		748,367
Toys, Games & Hobbies - 0.2%
Hasbro, Inc.	1,116	76,067
Mattel, Inc. (b)	6,094	115,664
		191,731

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

Transportation - 1.2%
C.H. Robinson Worldwide, Inc.	1,315	136,116
Kirby Corp. (b)	1,225	146,902
Knight-Swift Transportation Holdings, Inc.	2,554	133,779
Landstar System, Inc.	402	73,389
Ryder System, Inc.	614	89,177
Saia, Inc. (a)(b)	646	242,786
XPO, Inc. (b)	2,606	298,700
		1,120,849

Water - 0.2%
Essential Utilities, Inc. (a)	3,918	152,763
TOTAL COMMON STOCKS (Cost $75,210,949)		87,156,909

REAL ESTATE INVESTMENT TRUSTS - 6.5%
AGNC Investment Corp. (a)	30,911	315,601
Agree Realty Corp. (a)	2,542	185,591
American Homes 4 Rent - Class A	6,766	269,084
Americold Realty Trust, Inc.	2,786	80,794
Annaly Capital Management, Inc.	12,913	260,326
Brixmor Property Group, Inc.	4,723	129,363
BXP, Inc.	2,687	202,116
Camden Property Trust	1,657	207,456
CubeSmart	4,393	227,689
EastGroup Properties, Inc.	1,136	211,750
Equity LifeStyle Properties, Inc.	3,432	249,541
Federal Realty Investment Trust	1,288	148,120
First Industrial Realty Trust, Inc.	2,617	148,462
Gaming and Leisure Properties, Inc.	5,061	263,273
Healthcare Realty Trust, Inc. (a)	4,958	88,252
Independence Realty Trust, Inc. (a)	5,620	116,784
Kilroy Realty Corp.	1,939	70,328
Kimco Realty Corp.	23,819	554,030
Kite Realty Group Trust	8,104	211,352
Lamar Advertising Co. - Class A	1,497	188,293
NNN REIT, Inc. (a)	3,331	156,524
Omega Healthcare Investors, Inc. (a)	4,412	174,451
Rayonier, Inc.	3,286	101,242
Regency Centers Corp.	3,190	231,881
Rexford Industrial Realty, Inc.	5,957	303,330
Rithm Capital Corp.	18,266	218,096
Ryman Hospitality Properties, Inc.	1,705	177,252
STAG Industrial, Inc.	3,306	134,158
Starwood Property Trust, Inc. (a)	8,082	168,429
Terreno Realty Corp.	1,924	132,833
Vornado Realty Trust (a)	3,790	130,262
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,233,693)		6,056,663

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Next 500 ETF
August 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 20.7%
Investments Purchased with Proceeds from Securities Lending - 20.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (d)	19,210,492	19,210,492

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22% (d)	114,093	114,092
TOTAL SHORT-TERM INVESTMENTS (Cost $19,324,584)		19,324,584

TOTAL INVESTMENTS - 120.5% (Cost $99,769,226)		$112,538,156
Liabilities in Excess of Other Assets - (20.5)%		(19,143,076)
TOTAL NET ASSETS - 100.0%		$93,395,080

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $18,745,929 which represented 20.1% of net assets.
(b)	Non-income producing security.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Social 50 ETF
August 31, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Aerospace & Defense - 0.8%
The Boeing Co. (a)	700	$121,618
Virgin Galactic Holdings, Inc. (a)	1,328	8,884
		130,502

Airlines - 0.9%
American Airlines Group, Inc. (a)(b)	6,790	72,110
Delta Air Lines, Inc.	2,081	88,421
		160,531

Apparel - 0.8%
Nike, Inc. - Class B (b)	1,673	139,394

Auto Manufacturers - 15.7%
Ford Motor Co.	17,629	197,268
Lucid Group, Inc. (a)(b)	37,909	152,394
NIO, Inc. - ADR (a)(b)	29,943	120,970
Rivian Automotive, Inc. - Class A (a)(b)	47,551	671,896
Tesla, Inc. (a)	7,478	1,601,115
		2,743,643

Banks - 2.3%
NU Holdings Ltd. - Class A (a)(b)	26,408	395,328

Beverages - 1.0%
The Coca-Cola Co.	2,483	179,943

Biotechnology - 0.2%
Moderna, Inc. (a)	532	41,177

Commercial Services - 2.3%
Block, Inc. (a)	2,121	140,156
PayPal Holdings, Inc. (a)	3,572	258,720
		398,876

Computers - 4.8%
Apple, Inc.	3,660	838,140

Diversified Financial Services - 1.8%
Coinbase Global, Inc. - Class A (a)	1,724	316,113

Entertainment - 1.5%
AMC Entertainment Holdings, Inc. (a)	25,637	123,570
DraftKings, Inc. - Class A (a)	4,186	144,417
		267,987

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Social 50 ETF
August 31, 2024 (Unaudited)

Food - 0.1%
Beyond Meat, Inc. (a)	1,661	10,099

Insurance - 3.9%
Berkshire Hathaway, Inc. - Class B (a)	1,430	680,566

Internet - 19.7%
Airbnb, Inc. - Class A (a)	759	89,038
Alibaba Group Holding Ltd. - ADR	2,002	166,847
Alphabet, Inc. - Class A	4,857	793,537
Amazon.com, Inc. (a)	4,712	841,092
Maplebear, Inc. (a)(b)	1,487	53,368
Meta Platforms, Inc. - Class A	1,580	823,670
Netflix, Inc. (a)	360	252,486
Reddit, Inc. - Class A (a)(b)	2,416	145,032
Shopify, Inc. - Class A (a)	3,743	277,244
		3,442,314

Leisure Time - 0.7%
Carnival Corp. (a)	7,799	128,683

Media - 2.3%
The Walt Disney Co.	4,231	382,398
Warner Bros Discovery, Inc. (a)	2,718	21,309
		403,707

Oil & Gas - 1.0%
Exxon Mobil Corp. (b)	1,517	178,915

Pharmaceuticals - 2.0%
Johnson & Johnson	547	90,725
Pfizer, Inc.	7,223	209,539
Tilray Brands, Inc. (a)(b)	25,959	44,390
		344,654

Retail - 8.2%
Costco Wholesale Corp.	658	587,186
GameStop Corp. - Class A (a)(b)	15,762	369,146
Starbucks Corp.	1,628	153,960
Target Corp.	748	114,908
Walmart, Inc.	2,757	212,923
		1,438,123

Semiconductors - 17.0%
Advanced Micro Devices, Inc. (a)	4,109	610,433
ARM Holdings PLC - ADR (a)(b)	3,345	444,484
Intel Corp.	6,927	152,671
NVIDIA Corp.	14,831	1,770,376
		2,977,964

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Social 50 ETF
August 31, 2024 (Unaudited)

Software - 10.1%
Microsoft Corp. (b)	2,047	853,886
Palantir Technologies, Inc. - Class A (a)	28,696	903,350
		1,757,236

Telecommunications - 1.2%
AT&T, Inc.	10,234	203,657
TOTAL COMMON STOCKS (Cost $13,175,328)		17,177,552

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Realty Income Corp.	4,206	261,235
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $253,574)		261,235

SHORT-TERM INVESTMENTS - 17.9%
Investments Purchased with Proceeds from Securities Lending - 17.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (c)	3,109,845	3,109,845

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22% (c)	24,881	24,881
TOTAL SHORT-TERM INVESTMENTS (Cost $3,134,726)		3,134,726

TOTAL INVESTMENTS - 117.7% (Cost $16,563,628)		$20,573,513
Liabilities in Excess of Other Assets - (17.7)%		(3,100,825)
TOTAL NET ASSETS - 100.0%		$17,472,688

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $3,076,534 which represented 17.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	SoFi Enhanced Yield ETF
August 31, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 100.8%	Par	Value
United States Treasury Note/Bond
4.50%, 11/30/2024	$13,855,000	$13,839,271
3.88%, 03/31/2025	14,168,500	14,103,761
3.00%, 07/15/2025	11,589,000	11,445,553
TOTAL U.S. TREASURY SECURITIES (Cost $39,330,902)		39,388,585

PURCHASED OPTIONS - 7.8% (a)(b)	Notional Amount	Contracts
Call Options - 0.1%			$—
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $6,150.00	$564,840,000	1,000	42,500

Put Options - 7.7%			$—
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $4,880.00	4,032,392,760	7,139	2,998,380
TOTAL PURCHASED OPTIONS (Cost $4,015,982)			3,040,880

SHORT-TERM INVESTMENTS - 0.0%(c)	Shares
Money Market Funds - 0.0%(c)
First American Government Obligations Fund - Class X, 5.22% (d)	3,967	3,967
TOTAL SHORT-TERM INVESTMENTS (Cost $3,967)		3,967

TOTAL INVESTMENTS - 108.6% (Cost $43,350,851)		$42,433,432
Liabilities in Excess of Other Assets - (8.6)%		(3,355,855)
TOTAL NET ASSETS - 100.0%		$39,077,577

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Written Options Contracts	SoFi Enhanced Yield ETF
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (8.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $6,100.00	$(564,840,000)	(1,000)	$(52,500)

Put Options - (8.4)%
S&P 500 Index, Expiration: 09/27/2024; Exercise Price: $4,930.00	(4,032,392,760)	(7,139)	(3,283,940)
TOTAL WRITTEN OPTIONS (Premiums received $4,429,563)			$(3,336,440)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	SoFi ETFs

August 31, 2024 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Enhanced Yield ETF
ASSETS:
Investments, at value (Note 2)	$871,714,460	$112,538,156	$20,573,513	$42,433,432
Dividends receivable	699,857	64,023	11,245	—
Interest receivable	2,404	645	116	436,941
Securities lending receivable (Note 5)	15,223	2,748	1,825	—
Deposit at broker for option contracts	—	—	—	503,414
Prepaid expenses and other assets	—	—	—	188
Total assets	872,431,944	112,605,572	20,586,699	43,373,975

LIABILITIES:
Written option contracts, at value	—	—	—	3,336,440
Payable upon return of securities loaned (Note 5)	19,521,308	19,210,492	3,109,845	—
Payable to adviser (Note 4)	—	—	4,166	18,068
Payable for investments purchased	—	—	—	941,890
Total liabilities	19,521,308	19,210,492	3,114,011	4,296,398
NET ASSETS	$852,910,636	$93,395,080	$17,472,688	$39,077,577

NET ASSETS CONSISTS OF:
Paid-in capital	$668,252,274	$91,067,703	$24,342,944	$42,353,661
Total distributable earnings (losses)	184,658,362	2,327,377	(6,870,256)	(3,276,084)
Total net assets	$852,910,636	$93,395,080	$17,472,688	$39,077,577

Net assets	$852,910,636	$93,395,080	$17,472,688	$39,077,577
Shares issued and outstanding(a)	42,050,000	6,650,000	490,000	2,075,000
Net asset value per share	$20.28	$14.04	$35.66	$18.83

COST:
Investments, at cost	$658,297,257	$99,769,226	$16,563,628	$43,350,851
	(1,204,581)	(52,059)	(798,433)	(798,433)
PROCEEDS:
Written options premium	$—	$—	$—	$4,429,563

LOANED SECURITIES:	(1,204,581)	(52,059)	(798,433)	(798,433)
At value (included in investments) (Note 5)	$19,268,606	$18,745,929	$3,076,534	$—

(a)	Unlimited shares authorized without par value

The accompanying notes are an integral part of these financial statements.

Statements of Operations	SoFi ETFs

For the Period Ended August 31, 2024 (Unaudited)

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Enhanced Yield ETF
INVESTMENT INCOME:
Dividend income	$4,191,095	$513,851	$44,199	$—
Less: Dividend withholding taxes	(12,933)	—	—	—
Less: Issuance fees	(16)	—	(91)	—
Interest income	34,212	4,619	517	590,744
Securities lending income (Note 5)	46,117	20,671	15,235	—
Total investment income	4,258,475	539,141	59,860	590,744

EXPENSES:
Investment advisory fee (Note 4)	735,855	80,206	24,078	64,348
Interest expense	—	—	—	11,022
Total expenses	735,855	80,206	24,078	75,370
Expense reimbursement by Adviser (Note 4)	(735,855)	(80,206)	—	—
Net expenses	—	—	24,078	75,370
NET INVESTMENT INCOME/(LOSS)	4,258,475	539,141	35,782	515,374

REALIZED AND UNREALIZED GAIN/(LOSS)	27,564,669	25,449	7,511,868	(819,076)
Net realized gain/(loss) from:
Investments	8,624,018	1,213,783	99,634	(8,190,140)
Written option contracts expired or closed	—	—	—	5,966,843
Net realized gain/(loss)	8,624,018	1,213,783	99,634	(2,223,297)
Net change in unrealized appreciation on:
Investments	80,944,177	3,187,631	1,697,965	(586,018)
Written option contracts	—	—	—	727,873
Net change in unrealized appreciation	80,924,759	3,187,631	1,697,965	141,855
Net realized and unrealized gain (loss)	89,568,195	4,401,414	1,797,599	(2,081,442)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$93,826,670	$4,940,555	$1,833,381	$(1,566,068)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	SoFi ETFs

	SoFi Select 500 ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
OPERATIONS:
Net investment income	$4,258,475	$8,277,842
Net realized gain (loss)	8,624,018	(1,906,697)
Net change in unrealized appreciation	80,944,177	139,996,156
Net increase in net assets from operations	93,826,670	146,367,301

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(4,299,330)	(7,924,575)
Total distributions to shareholders	(4,299,330)	(7,924,575)

CAPITAL TRANSACTIONS:
Subscriptions	153,749,810	144,324,855
Redemptions	(59,888,875)	(39,213,435)
Net increase in net assets from capital transactions	93,860,935	105,111,420

NET INCREASE IN NET ASSETS	183,388,275	243,554,146

NET ASSETS:
Beginning of the period/year	669,522,361	425,968,215
End of the period/year	$852,910,636	$669,522,361

SHARES TRANSACTIONS
Subscriptions	8,250,000	9,300,000
Redemptions	(3,250,000)	(2,750,000)
Total increase in shares outstanding	5,000,000	6,550,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	SoFi ETFs

	SoFi Next 500 ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
OPERATIONS:
Net investment income	$539,141	$957,117
Net realized gain (loss)	1,213,783	(4,481,998)
Net change in unrealized appreciation	3,187,631	12,935,643
Net increase in net assets from operations	4,940,555	9,410,762

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(516,600)	(974,225)
Total distributions to shareholders	(516,600)	(974,225)

CAPITAL TRANSACTIONS:
Subscriptions	28,578,800	18,142,445
Redemptions	(15,127,215)	(5,023,935)
Net increase in net assets from capital transactions	13,451,585	13,118,510

NET INCREASE IN NET ASSETS	17,875,540	21,555,047

NET ASSETS:
Beginning of the period/year	75,519,540	53,964,493
End of the period/year	$93,395,080	$75,519,540

SHARES TRANSACTIONS
Subscriptions	2,150,000	1,550,000
Redemptions	(1,150,000)	(450,000)
Total increase in shares outstanding	1,000,000	1,100,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	SoFi ETFs

	SoFi Social 50 ETF
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
OPERATIONS:
Net investment income	$35,782	$207,676
Net realized gain (loss)	99,634	687,344
Net change in unrealized appreciation	1,697,965	4,287,573
Net increase in net assets from operations	1,833,381	5,182,593

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(38,220)	(272,786)
Total distributions to shareholders	(38,220)	(272,786)

CAPITAL TRANSACTIONS:
Subscriptions	—	6,268,287
Redemptions	(1,618,030)	(7,574,791)
Net increase in net assets from capital transactions	(1,618,030)	(1,306,504)

NET INCREASE IN NET ASSETS	177,131	3,603,303

NET ASSETS:
Beginning of the period/year	17,295,557	13,692,254
End of the period/year	$17,472,688	$17,295,557

SHARES TRANSACTIONS
Subscriptions	—	230,000
Redemptions	(50,000)	(290,000)
Total increase in shares outstanding	(50,000)	(60,000)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	SoFi ETFs

	SoFi Enhanced Yield ETF
	Six Months Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024 (a)
OPERATIONS:
Net investment income	$515,374	$79,750
Net realized gain (loss)	(2,223,297)	54,610
Net change in unrealized appreciation	141,855	33,849
Net increase in net assets from operations	(1,566,068)	168,209

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,706,998)	(171,227)
Total distributions to shareholders	(1,706,998)	(171,227)

CAPITAL TRANSACTIONS:
Subscriptions	46,499,588	10,030,477
Redemptions	(14,190,150)	—
ETF transaction fees (Note 7)	12,137	1,609
Net increase in net assets from capital transactions	32,321,575	10,032,086

NET INCREASE IN NET ASSETS	29,048,509	10,029,068

NET ASSETS:
Beginning of the period	10,029,068	—
End of the period	$39,077,577	$10,029,068

SHARES TRANSACTIONS
Subscriptions	2,325,000	500,000
Redemptions	(750,000)	—
Total increase in shares outstanding	1,575,000	500,000

(a)	Inception date of the Fund was November 14, 2023.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi ETFs

For a share outstanding throughout the periods presented

SoFi Select 500 ETF

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021		Period ended February 29, 2020(a)
PER SHARE DATA:

Net asset value, beginning of period/year	$18.07	$13.97	$15.73	$13.94	$10.38		$10.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.25	0.24	0.19	0.18		0.17
Net realized and unrealized gain on investments(c)	2.20	4.09	(1.79)	1.76	3.54		0.33
Total from investment operations	2.31	4.34	(1.55)	1.95	3.72		0.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.24)	(0.21)	(0.16)	(0.16)		(0.12)
Net realized gain	—	—	—	—	(0.00	)(f)	—
Total distributions	(0.10)	(0.24)	(0.21)	(0.16)	(0.16)		(0.12)

Net asset value, end of period/year	$20.28	$18.07	$13.97	$15.73	$13.94		$10.38

TOTAL RETURN(d)	12.83%	31.30%	(9.78)%	13.89%	36.04%		4.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$852,911	$669,522	$425,968	$380,646	$177,070		$73,733
Ratio of expenses to average net assets:
Before investment advisory fees waived(e)	0.19%	0.19%	0.19%	0.19%	0.19%		0.19%
After investment advisory fees waived(e)	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
Ratio of net investment income to average net assets:
Before investment advisory fees waived(e)	0.93%	1.40%	1.48%	0.96%	1.25%		1.60%
After investment advisory fees waived(e)	1.12%	1.59%	1.67%	1.15%	1.44%		1.79%
Portfolio turnover rate(d)(g)	12%	16%	17%	9%	26%		22%

(a)	Inception date of the Fund was April 10, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period/year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Does not round to 0.01 or (0.01), as applicable.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi ETFs

For a share outstanding throughout the periods presented

SoFi Next 500 ETF

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021		Period ended February 29, 2020(a)
PER SHARE DATA:

Net asset value, beginning of period/year	$13.37	$11.86	$13.25	$13.31	$9.62		$10.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.19	0.19	0.15	0.16		0.13
Net realized and unrealized gain on investments(c)	0.65	1.51	(1.41)	(0.08)	3.67		(0.40)
Total from investment operations	0.75	1.70	(1.22)	0.07	3.83		(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.19)	(0.17)	(0.13)	(0.14)		(0.11)
Net realized gain	—	—	—	—	(0.00	)(f)	—
Total distributions	(0.08)	(0.19)	(0.17)	(0.13)	(0.14)		(0.11)

Net asset value, end of period/year	$14.04	$13.37	$11.86	$13.25	$13.31		$9.62

TOTAL RETURN(d)	5.73%	14.47%	(9.06)%	0.45%	40.17%		(2.84)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$93,395	$75,520	$53,965	$49,008	$24,619		$9,136
Ratio of expenses to average net assets:
Before investment advisory fees waived(e)	0.19%	0.19%	0.19%	0.19%	0.19%		0.19%
After investment advisory fees waived(e)	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
Ratio of net investment income to average net assets:
Before investment advisory fees waived (e)	1.24%	1.39%	1.43%	0.85%	1.29%		1.29%
After investment advisory fees waived(e)	1.43%	1.58%	1.62%	1.04%	1.48%		1.48%
Portfolio turnover rate(d)(g)	22%	31%	38%	27%	53%		55%

(a)	Inception date of the Fund was April 10, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period/year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Does not round to 0.01 or (0.01), as applicable.
(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi ETFs

For a share outstanding throughout the periods presented

SoFi Social 50 ETF

	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Year Ended February 28, 2023	Year Ended February 28, 2022	Year Ended February 28, 2021	Period ended February 29, 2020(a)
PER SHARE DATA:

Net asset value, beginning of period/year	$32.03	$22.82	$31.60	$29.38	$18.73	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.37	0.31	0.11	0.12	0.15
Net realized and unrealized gain on investments(c)	3.64	9.35	(8.86)	2.21	10.64	(1.27)
Total from investment operations	3.71	9.72	(8.55)	2.32	10.76	(1.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.51)	(0.23)	(0.10)	(0.11)	(0.15)
Total distributions	(0.08)	(0.51)	(0.23)	(0.10)	(0.11)	(0.15)

Net asset value, end of period/year	$35.66	$32.03	$22.82	$31.60	$29.38	$18.73

TOTAL RETURN(d)	11.58%	42.96%	(26.98)%	7.85%	57.67%	(5.67)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period/year (in thousands)	$17,473	$17,296	$13,692	$20,542	$11,751	$2,809
Ratio of expenses to average net assets(e)	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income to average net assets(e)	0.43%	1.38%	1.24%	0.31%	0.52%	0.92%
Portfolio turnover rate(d)(f)	26%	42%	96%	62%	414%	168%

(a)	Inception date of the Fund was May 7, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period/year.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	SoFi ETFs

For a share outstanding throughout the periods presented

SoFi Enhanced Yield ETF

	Six Months Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.06	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.39	0.26
Net realized and unrealized gain on investments(c)	(0.31)	0.26
Total from investment operations	0.08	0.52

LESS DISTRIBUTIONS FROM:
Net investment income	(1.32)	(0.46)
Total distributions	(1.32)	(0.46)

ETF transaction fees per share	0.01	0.00 (h)
Net asset value, end of period	$18.83	$20.06

TOTAL RETURN(e)	0.35%	2.64%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,078	$10,029
Ratio of expenses to average net assets(f)	0.58%	0.49%
Ratio of broker fee expense to average net assets(f)	0.09%	-%
Ratio of operational expenses to average net assets excluding broker fee expense(f)	0.49%	-%

Ratio of net investment income to average net assets(d)(f)	3.85%	4.50%
Portfolio turnover rate(e)(g)	270%	8%

(a)	Inception date of the Fund was November 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/year, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period/year.
(d)	The net investment income ratio includes broker fee expense. The impact of broker fee expense is 0.08%.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Does not round to 0.01 or (0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi Social 50 ETF are diversified series of shares and the SoFi Enhanced Yield ETF is a non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC (the “Sub-Adviser”) serves as Sub-Adviser to the SoFi Enhanced Yield ETF only. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019, the SoFi Social 50 ETF commenced operations on May 7, 2019, and the SoFi Enhanced Yield ETF commenced operations on November 14, 2023.

The investment objective of the SoFi Select 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to seek to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi Social 50 ETF is to seek to track the performance, before fees and expenses, of the SoFi Social 50 Index. The investment objective of the SoFi Enhanced Yield ETF is to seek current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the mean between the closing bid and ask prices as provided by an Independent Pricing Agent.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company's net asset value per share (or its equivalent) practical expedient as provided by the underlying fund's administrator.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments and options written as of August 31, 2024:

SoFi Select 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks(d)	$836,526,711	$—	$—		$836,526,711
Real Estate Investment Trusts	14,504,692	—	—		14,504,692
Contingent Value Rights	—	—	0	(a)	—
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—		19,521,308
Money Market Funds	1,161,749	—	—		1,161,749
Total Investments	$852,193,152	$—	$0		$871,714,460

Contingent Value Rights
Balance as of February 29, 2024	$0	(a)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31,2024:	$—

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

SoFi Next 500 ETF

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks(d)	$87,156,909	$—	$0	(c)	$87,156,909
Real Estate Investment Trusts	6,056,663	—	—		6,056,663
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—		19,210,492
Money Market Funds	114,092	—	—		114,092
Total Investments	$93,327,664	$—	$0		$112,538,156

	Common Stocks
Balance as of February 29, 2024	$—	(c)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	0
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of August 31, 2024	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2024:	$0

SoFi Social 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(d)	$17,177,552	$—	$—	$17,177,552
Real Estate Investment Trusts	261,235			261,235
Investments Purchased with Collateral from Securities Lending(b)	—	—	—	3,109,845
Money Market Funds	24,881	—	—	24,881
Total Investments	$17,463,668	$—	$—	$20,573,513

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

SoFi Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	$—	$39,388,585	$—	$39,388,585
Options Purchased	—	3,040,880	—	3,040,880
Money Market Funds	3,967	—	—	3,967
Total Investments	$3,967	$42,429,465	$—	$42,433,432

Liabilities:
Investments:
Options Written	$—	$(3,336,440)	$—	$(3,336,440)
Total Liabilities	$—	$(3,336,440)	$—	$(3,336,440)

(a)	The Level 3 securities (Contingent Value Rights) are fair valued at $0 due to lack of market activity.

(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(c)	The Level 3 securities (Common Stock) are fair valued at $0 due to a halt in trading as a result of a merger.

(d)	Refer to the Schedules of Investments for industry classifications.

B. Derivative Instruments (SoFi Enhanced Yield ETF Only). As the buyer of a call option, the Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

If the Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. The Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, the Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring the Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, the Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. The Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by the Fund expires unexercised, such Fund will realize a gain in the amount of the premium received.

By virtue of the Fund’s investment in option contracts on equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended August 31, 2024, the Fund’s monthly average quantity and notional value are described below:

	Average Contracts	Average Notional Amount
Options Purchased	6,012	$3,280,083,299
Options Written	(6,012)	(3,280,083,299)

Statements of Assets and Liabilities

Fair value of derivative instruments as of August 31, 2024:

Instrument	Asset Derivatives as of August 31, 2024		Liability Derivatives as of August 31, 2024
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts – Options Purchased	Investments, at value	$3,040,880	—	$—
Equity Contracts – Options Written	—	—	Written options contracts, at value	(3,336,440)

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2024:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts – Options Purchased	Net Realized Gain (Loss) on Investments	$(8,166,028)	$(652,188)
Equity Contracts – Options Written	Net Realized Gain (Loss) on Options Written	5,966,843	727,873

The SoFi Enhanced Yield ETF is not subject to a master netting agreement with respect to its investment in options written and options purchased; therefore, no additional disclosures regarding netting arrangements is required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use each Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

As of August 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

F. Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the SoFi Select 500 ETF, SoFi Next 500 ETF, and the SoFi Social 50 ETF are declared and paid at least semi-annually, and for the SoFi Enhanced Yield ETF are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The SoFi Enhanced Yield ETF has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L. Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A. Concentration Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the applicable Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B. Credit Risk (SoFi Enhanced Yield ETF Only). If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

C. Derivatives Risk (SoFi Enhanced Yield ETF Only). Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include options. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect if the Sub-Adviser is unable to set an appropriate spread between two options held by the Fund and increase Fund volatility. In that event, a small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

D. Equity Market Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to received payment from issuers.

E. Exchange Traded Fund (“ETF”) Risks.

● Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

● Cash Redemption Risk (SoFi Enhanced Yield ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

● Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

● Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate a Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

● Trading. Although Shares are listed on a national exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurances that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

F. Fixed Income Securities Risk (SoFi Enhanced Yield ETF Only). The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

G. General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

H. Implied Volatility Risk (SoFi Enhanced Yield ETF Only). When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

I. Index Risk (SoFi Enhanced Yield ETF Only). If a derivative is linked to the performance of an index, the derivative will be subject to the risks associated with changes in that index.

J. Index ETF Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Funds and their correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Funds and their shareholders.

K. Interest Rate Risk (SoFi Enhanced Yield ETF Only). Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a one-year duration would be expected to drop by approximately 1% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

L. Leveraging Risk (SoFi Enhanced Yield ETF Only). Derivative instruments held by the Fund involve inherent leverage, whereby small cash deposits allow the Fund to hold contracts with greater face value, which may magnify the Fund’s gains or losses. Adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative. In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy redemption obligations.

M. Liquidity Risk (SoFi Enhanced Yield ETF Only). Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

N. Management and Strategy Risk (SoFi Enhanced Yield ETF Only). The value of your investment depends on the judgment of the Sub-Adviser about the value and risks associated with its credit spread strategy, including its ability to correctly analyze the impact of volatility on the underlying equity indexes. The Sub-Adviser may be incorrect in its assessment of the potential rate of return of one or more credit spreads or may incorrectly forecast the outlook for an index or the markets in general with regard to whether make a credit put spread (bullish position) or a credit call spread (bearish position). The Sub-Adviser’s proprietary techniques to monitor the Fund’s credit spreads for potential exit triggers may not work as expected, thereby increasing the risks to the Fund of maintaining these positions through expiration. Like all managers, the Sub-Adviser activities are subject to operational risks, which may adversely impact the management of the Fund.

O. Market Capitalization Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only).

● Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

● Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

P. Models and Data Risk (SoFi Select 500 ETF and SoFi Next 500 ETF Only). The composition of each Fund’s Index is heavily dependent on proprietary quantitative models as well as Models and Data. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, each Fund’s portfolio can be expected to also reflect the errors.

Q. Newer Fund Risk (SoFi Enhanced Yield ETF Only). The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

R. Non-Diversification Risk (SoFi Enhanced Yield ETF Only). The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund will generally have up to 15 credit spreads at any given time, with up to 25% exposure to a single equity index credit spread. Investment in a limited number of equity indexes exposes the Fund to greater market risk and potential losses than if its assets were diversified among a greater number of indexes.

S. Options Risk (SoFi Enhanced Yield ETF Only). Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance.

T. Passive Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). The Funds invest in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform its Index or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to their Index.

U. REIT Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent a Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the 1940 Act. The Funds expect that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

V. Sector Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). Each Fund’s investing approach may dictate an emphasis on certain sectors, industries, or sub-sectors of the market at any given time. To the extent the Funds invest more heavily in one sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and their performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. In addition, the value of Shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The several industries that constitute a sector may all react in the same way to economic, political or regulatory events. Each Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

○ Communications Sector Risk (SoFi Social 50 ETF Only). The Fund may invest significantly in companies in the communications sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

○ Consumer Discretionary Sector Risk (SoFi Social 50 ETF Only). The Fund may emphasize its investments in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

○ Technology Sector Risk (SoFi Select 500 ETF & SoFi Social 50 ETF Only). The Funds may invest in companies in the technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of each Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

W. Third Party Data Risk (SoFi Social 50 ETF Only). The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

X. Tracking Error Risk (SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF Only). As with all index funds, the performance of the Funds and their Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by their Index. In addition, the Funds may not be fully invested in the securities of their Index at all times or may hold securities not included in their Index. The use of sampling techniques may affect each Fund’s ability to achieve close correlation with their Index. The Funds may use a representative sampling strategy to achieve their investment objective, if the Adviser believes it is in the best interest of the Funds, which generally can be expected to produce a greater non-correlation risk.

Y. U.S. Government Securities Risk (SoFi Enhanced Yield ETF Only). U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Z. User Bias Risk (SoFi Social 50 ETF Only.) The securities that comprise the Index are selected by retail investors holding SoFi Accounts, who may not be professional investors, may have no financial expertise, and may not do any research on the companies in which they invest prior to investing. In some cases, investment decisions made may be influenced by non-quantitative factors, including, without limitation, cognitive and emotional biases, resulting in the inclusion of certain securities in the Index which may underperform the market generally and result in lower returns for the Fund.

AA. Written Options Risk (SoFi Enhanced Yield ETF Only). The Fund will incur a loss as a result of writing (selling) options (also referred to as a short position) if the price of the written option instrument increases in value between the date the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.). Because of the fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the Fund expects that the maximum potential loss for the Fund for any given credit spread is equal to the difference between the strike prices minus any net premium received. Nonetheless, because up to 100% of the Fund’s portfolio may be subject to this risk - the value of an investment in the Fund – could decline significantly and without warning, including to zero.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. For the SoFi Enhanced Yield ETF, the Adviser provides oversight of the Sub-Adviser, monitoring of the Sub-Adviser’s buying and selling of securities for the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Reimbursement
SoFi Select 500 ETF	0.19%	0.05%
SoFi Next 500 ETF	0.19%	0.06%
SoFi Social 50 ETF	0.29%	0.29%
SoFi Enhanced Yield ETF	0.49%	0.49%

The Adviser has contractually agreed to waive a portion of its Investment Advisory Fees for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2025 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. In addition, the Adviser has voluntarily agreed to waive its full management fees through January 31, 2025 for each of the SoFi Select 500 ETF and SoFi Next 500 ETF. The additional voluntary fee waiver may fluctuate or be discontinued by the Adviser at any time with prior notice to shareholders; however, the Adviser currently anticipates maintaining the waiver through January 31, 2025. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no Fee Waiver Agreement in effect for the SoFi Social 50 ETF and SoFi Enhanced Yield ETF.

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay (SoFi Enhanced Yield ETF only), all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended August 31, 2024 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Social Finance, Inc. (“SoFi”) with respect to the SoFi Select 500 EF, SoFi Next 500 ETF and SoFi Social 50 ETF, under which SoFi or an affiliate of SoFi, assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of a Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligation, SoFi is entitled to a fee, paid by the Adviser, based on the total investment advisory fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs. The Adviser has entered into an agreement with SoFi and the Sub-Adviser with respect to the SoFi Enhanced Yield ETF, under which each of SoFi and the Sub-Adviser assume a portion of the obligation of the Adviser to pay all of the Unitary Expenses of the SoFi Enhanced Yield ETF and certain start-up costs. For assuming the payment obligation, each of SoFi and the Sub-Adviser is entitled to a fee, paid by the Adviser, based on the total Investment Advisory Fee earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs for the SoFi Enhanced Yield ETF. Although SoFi has agreed to be responsible for the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses. SoFi also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds.

The Sub-Adviser serves as investment sub-adviser to the SoFi Enhanced Yield ETF pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for day-to-day management of the SoFi Enhanced Yield ETF’s portfolio, including determining the securities purchased and sold by the Fund and the execution of the Fund’s portfolio investments. The Sub-Adviser is responsible for trading portfolio securities for the SoFi Enhanced Yield ETF, including selecting broker-dealers to execute purchase and sale transactions subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and monthly, at an annual rate of 0.15% of the Fund’s daily net assets.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF. Each Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. The SoFi Enhanced Yield ETF does not currently participate in securities lending.

As of August 31, 2024, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
SoFi Select 500 ETF	$19,268,606	$19,521,308	2.3%
SoFi Next 500 ETF	18,745,929	19,210,492	20.1%
SoFi Social 50 ETF	3,076,534	3,109,845	17.6%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended August 31, 2024, the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF each loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$259,626,218	$90,466,305
SoFi Next 500 ETF	19,884,229	18,483,959
SoFi Social 50 ETF	4,297,211	4,318,001
SoFi Enhanced Yield ETF	—	—

For the period ended August 31, 2024, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
SoFi Select 500 ETF	$—	$—
SoFi Next 500 ETF	—	—
SoFi Social 50 ETF	—	—
SoFi Enhanced Yield ETF	12,197,100	12,258,943

For the period ended August 31, 2024, the cost of purchases and proceeds from in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
SoFi Select 500 ETF	$145,170,645	$57,938,851
SoFi Next 500 ETF	27,224,811	14,989,102
SoFi Social 50 ETF	—	1,599,335
SoFi Enhanced Yield ETF	—	—

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2024 (estimated) and the year/period ended February 29, 2024, are as follows:

	Ordinary Income		Long-Term Capital Gain
	August 31, 2024	February 29, 2024	August 31, 2024	February 29, 2024
SoFi Select 500 ETF	$4,299,330	$7,924,575	$—	$—
SoFi Next 500 ETF	516,600	974,225	—	—
SoFi Social 50 ETF	38,220	272,786	—	—
SoFi Enhanced Yield ETF	1,706,998	118,604	—	52,623

As of the most recent fiscal year/period ended February 29, 2024, the components of distributable earnings on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi Social 50 ETF	SoFi Enhanced Yield ETF
Investments, at cost(a)	$588,132,253	$89,182,174	$21,437,545	$9,365,022
Gross tax unrealized appreciation	154,179,001	15,272,342	4,551,977	366,017
Gross tax unrealized depreciation	(35,487,643)	(8,181,568)	(4,858,779)	(332,386)
Net tax unrealized appreciation (depreciation)	118,691,358	7,090,774	(306,802)	33,631
Undistributed ordinary income (loss)	1,575,928	109,500	15,727	—
Undistributed long-term capital gain (loss)	—	—	—	5,686
Total distributable earnings	1,575,928	109,500	15,727	5,686
Other accumulated gain (loss)	(25,136,264)	(9,296,852)	(8,374,342)	(42,335)
Total distributable earnings	$95,131,022	$(2,096,578)	$(8,665,417)	$(3,018)

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year/period ended February 29, 2024, the Funds have not elected to defer late year losses. As of the most recent fiscal year/period ended February 29, 2024, the following Funds had long-term and short-term capital loss carryovers, which do not expire:

Short-Term Capital Loss Carryover

SoFi Select 500 ETF	$14,246,754
SoFi Next 500 ETF	5,248,334
SoFi Social 50 ETF	5,082,643
SoFi Enhanced Yield ETF	—

Long-Term Capital Loss Carryover

SoFi Select 500 ETF	$10,889,510
SoFi Next 500 ETF	4,048,518
SoFi Social 50 ETF	3,291,699
SoFi Enhanced Yield ETF	—

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Enhanced Yield ETF is $500, and for the SoFi Social 50 ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

Notes to the Financial Statements	SoFi ETFs
August 31, 2024 (Unaudited)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective October 1, 2024, the shares of the SoFi Select 500 ETF were adjusted to reflect a one for five reverse stock split. The effect of this reverse stock split was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate NAV. Set forth below are details regarding the reverse stocked split.

	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
SFY	10/1/2024	1 for 5	$20.52	$102.60	43,000,000	8,600,000

Management has determined that there are no other subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on April 3, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Charles Ragauss, who serves as the portfolio manager of the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi Social 50 ETF, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves is investment objectives as a passively-managed ETF. The Board noted that the Funds are each designed to track the performance of an index and the Adviser is responsible for trade execution.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that the Funds were designed to track the performance of an index and considered the extent to which the Funds tracked their respective indexes, before fees and expenses, in addition to the performance of the Funds against their benchmark indexes and respective select peer groups.

The Board considered the performance of the SoFi Select 500 ETF on an absolute basis, in comparison to its underlying index (the Solactive SoFi US 500 Growth Index) and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC (“AltaVista”), a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. large growth funds) (the “SFY Peer Group”), as well as a peer group of ETFs representing a subset of the SFY Peer Group based on select criteria (the “SFY Select Peer Group”). The Board considered the Fund’s performance was generally in-line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund outperformed the S&P 500 Total Return Index over the one-year and since inception periods ended December 31, 2023, but underperformed the Index over the three-year period ended December 31, 2023. The Board considered that the Fund underperformed the SFY Peer Group median and average over the one-year period ended February 29, 2024, but outperformed the SFY Peer Group median and average over the three-year period ended February 29, 2024. The Board also noted that the Fund ranked 64 out of 84 funds in the SFY Peer Group over the one-year period ended February 29, 2024, and 16 out of 52 funds in the SFY Peer Group over the three-year period ended February 29, 2024.

The Board considered the performance of the SoFi Next 500 ETF on an absolute basis, in comparison to its underlying index (the Solactive SoFi US Next 500 Growth Index) and in comparison to its benchmark index (the S&P MidCap 400 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. mid-cap blend funds) (the “SFYX Peer Group”), as well as a peer group of ETFs representing a subset of the SFYX Peer Group based on select criteria (the “SFYX Select Peer Group”). The Board noted that the Fund’s performance was generally in line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund outperformed the S&P MidCap 400 Total Return Index over the one-year period ended December 31, 2023, but underperformed the Index over the three-year and since inception periods ended December 31, 2023. The Board considered that the Fund underperformed the SFYX Peer Group median and average for the one-year and three-year periods ended February 29, 2024. The Board also noted that the Fund ranked 183 out of 204 funds in the SFYX Peer Group over the one- year period ended February 29, 2024, and 136 out of 138 funds in the SFYX Peer Group over the three-year period ended February 29, 2024.

The Board considered the performance of the SoFi Social 50 ETF on an absolute basis, in comparison to its underlying index (the SoFi Social 50 Index), in comparison to its benchmark index (the S&P 500 Total Return Index) and in comparison to a secondary benchmark index (the NASDAQ 100 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. large growth funds) (the “SFYF Peer Group”), as well as a peer group of ETFs representing a subset of the SFYF Peer Group based on select criteria (the “SFYF Select Peer Group”). The Board noted that the Fund’s performance was generally in line with its underlying index and noted factors that contributed to any tracking error. The Board noted that the Fund outperformed the S&P 500 Total Return Index over the one- year period ended December 31, 2023, but underperformed the Index over the three-year and since inception periods ended December 31, 2023. The Board considered that the Fund outperformed the NASDAQ 100 Total Return Index over the one-year period ended December 31, 2023, but underperformed the Index over the three-year and since inception periods ended December 31, 2023. The Board also considered that the Fund outperformed the SFYF Peer Group median and average for the one-year period ended February 29, 2024, but underperformed the SFYF Peer Group median and average over the three-year period ended February 29, 2024. The Board noted that the Fund ranked 35 out of 84 funds in the SFYF Peer Group for the one-year period ended February 29, 2024, and 39 out of 52 funds in the SFYF Peer Group for the three-year period ended February 29, 2024.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of each Fund’s sponsor, Social Finance, Inc., to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement with respect to each Fund.

For the SoFi Select 500 ETF, the Board noted that the Adviser had contractually agreed to maintain an annual net expense ratio of 0.00% since the Fund’s inception and at least through June 30, 2024. The Board considered that the Fund’s advisory fee of 0.19% was below the SFY Peer Group and SFY Select Peer Group averages of 0.48% and 0.41%, respectively, and that the Fund’s net expense ratio of 0.00% was below the SFY Peer Group and SFY Select Peer Group averages of 0.50% and 0.46%, respectively.

For the SoFi Next 500 ETF, the Board noted that the Adviser had contractually agreed to maintain an annual net expense ratio of 0.00% since the Fund’s inception and at least through June 30, 2024. The Board considered that the Fund’s advisory fee of 0.19% was below the SFYX Peer Group and SFYX Select Peer Group averages of 0.39% and 0.35%, respectively, and that the Fund’s net expense ratio of 0.00% was below the SFYX Peer Group and SFYX Select Peer Group averages of 0.41% and 0.35%, respectively.

For the SoFi Social 50 ETF, the Board noted that Fund’s advisory fee of 0.29% was below the SFYF Peer Group and SFYF Select Peer Group averages of 0.47% and 0.41%, respectively. The Board also considered that the Fund’s expense ratio of 0.29% was below the SFYF Peer Group and SFYF Select Peer Group averages of 0.50% and 0.46%, respectively.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with each Fund, and concluded that the fees had not been, and currently were not, excessive, and that while each Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its applicable peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 8, 2024

* Print the name and title of each signing officer under his or her signature.